UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 01/31/2012

Item 1 – Report to Stockholders

January 31, 2012

Semi-Annual Report (Unaudited)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

BlackRock MuniYield Arizona Fund, Inc. (MZA)

BlackRock MuniYield California Fund, Inc. (MYC)

BlackRock MuniYield Investment Fund (MYF)

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Dear Shareholder

Early in 2011, global financial market action was dominated by political revolutions in the Middle East and North Africa, soaring prices of oil and other commodities, and natural disasters in Japan resulting in global supply chain disruptions. But corporate earnings were strong and the global economic recovery appeared to be on track. Investors demonstrated steadfast confidence as risk assets, including equities, commodities and high yield bonds, charged forward. Markets reversed sharply in May, however, when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Financial markets whipsawed on hopes and fears. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded, resulting in highly correlated asset prices. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors came back from the sidelines and risk assets rallied through the month. Eventually, a lack of definitive details about Europe’s rescue plan raised doubts among investors and thwarted the rally at the end of October. The last two months of 2011 saw political instability in Greece, unsustainable yields on Italian bonds, and US policymakers in gridlock over budget issues. Global central bank actions and improving economic data invigorated investors, but confidence was easily tempered by sobering news flow. Sentiment improved in the New Year as investors saw bright spots in global economic data, particularly from the United States, China and Germany. International and emerging markets rebounded strongly through January. US stocks rallied on solid improvement in the domestic labor market and indications from the Federal Reserve that interest rates would remain low through 2014. Nonetheless, investors maintained caution as US corporate earnings began to weaken and a European recession appeared inevitable.

US equities and high yield bonds recovered their late-summer losses and posted positive returns for both the 6- and 12-month periods ended January 31, 2012. International markets, however, experienced some significant downturns in 2011 and remained in negative territory despite a strong rebound at the end of the period. Fixed income securities benefited from declining yields and delivered positive returns for the 6- and 12-month periods. US Treasury bonds outperformed other fixed income classes despite their quality rating downgrade, while municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 remain unresolved. For investors, the risks are daunting. BlackRock remains committed to helping you keep your financial goals on track in this challenging environment.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“BlackRock remains committed to helping you keep your financial goals on track in this challenging environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of January 31, 2012

	6-month	12-month

US large cap equities	2.71%	4.22%
(S&P 500® Index)
US small cap equities	0.22	2.86
(Russell 2000® Index)
International equities	(10.42)	(9.59)
(MSCI Europe, Australasia,
Far East Index)
Emerging market	(9.56)	(6.64)
equities (MSCI Emerging
Markets Index)
3-month Treasury	0.02	0.09
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)
US Treasury securities	10.81	18.49
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	4.25	8.66
bonds (Barclays
Capital US Aggregate
Bond Index)
Tax-exempt municipal	7.25	14.40
bonds (S&P Municipal
Bond Index)
US high yield bonds	1.84	5.81
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Municipal Market Overview

For the 12-Month Period Ended January 31, 2012

One year ago, the municipal bond market was steadily recovering from a difficult fourth quarter of 2010 that brought severe losses amid a steepening US Treasury yield curve and a flood of inflated headlines about municipal finance troubles. Retail investors had lost confidence in municipals and retreated from the market. Political uncertainty surrounding the midterm elections and tax policies exacerbated the situation. These conditions combined with seasonal illiquidity weakened willful market participation from the trading community. December 2010 brought declining demand with no comparable reduction in supply as issuers rushed their deals to market before the Build America Bond program was retired. This supply-demand imbalance led to wider quality spreads and higher yields for municipal bonds heading into 2011.

Demand is usually strong at the beginning of a new year, but retail investors continued to move away from municipal mutual funds in the first half of 2011. From the middle of November 2010, outflows persisted for 29 consecutive weeks, totaling $35.1 billion before the trend finally broke in June 2011. However, weak demand was counterbalanced by lower supply in 2011. According to Thomson Reuters, new issuance was down 32% in 2011 as compared to the prior year. While these technical factors were improving, municipalities were struggling to balance their budgets, although the late-2010 predictions for widespread municipal defaults did not materialize. Other concerns that resonated at the beginning of the year, such as rising interest rates, weakening credits and higher rates of inflation, abated as these scenarios also did not come to fruition.

On August 5th, 2011, Standard & Poor’s (“S&P”) downgraded the US government’s credit rating from AAA to AA+. While this led to the downgrade of approximately 11,000 municipal issues directly tied to the US debt rating, this represented a very small fraction of the municipal market and said nothing about the individual municipal credits themselves. In fact, demand for municipal bonds increased as severe volatility in US equities drove investors to more stable asset classes. The municipal market benefited from an exuberant Treasury market and continued muted new issuance. As supply remained constrained, demand from both traditional and non-traditional buyers was strong, pushing long-term municipal bond yields lower and sparking a curve-flattening trend that continued through year end. Ultimately, 2011 was one of the strongest performance years in municipal market history. The S&P Municipal Bond Index returned 10.62% in 2011, making municipal bonds a top-performing fixed income asset class for the year.

Supply and demand technicals continued to be favorable in January 2012. Overall, the municipal yield curve flattened during the period from January 31, 2011 to January 31, 2012. As measured by Thomson Municipal Market Data, yields declined by 161 basis points (“bps”) to 3.17% on AAA-rated 30-year municipal bonds and by 163 bps to 1.68% on 10-year bonds, while yields on 5-year issues fell 117 bps to 0.68%. While the entire municipal curve flattened over the 12-month time period, the spread between 2- and 30-year maturities tightened by 120 bps, and in the 2- to 10-year range, the spread tightened by 124 bps.

The fundamental picture for municipalities continues to improve. Austerity has been the general theme across the country, while a small number of states continue to rely on a “kick-the-can” approach to close their budget shortfalls, with aggressive revenue projections and accounting gimmicks. The market’s technical factors are also improving as demand outpaces supply in what is historically a light issuance period. It has been over a year since the first highly publicized interview about the fiscal problems plaguing state and local governments. Thus far, the prophecy of widespread defaults across the municipal market has not materialized. In 2011, there were fewer municipal defaults than seen in 2010. Throughout 2011 monetary defaults in the S&P Municipal Bond Index totaled roughly $805 million, representing less than 0.48% of the index. BlackRock maintains the view that municipal bond defaults will remain in the periphery and the overall market is fundamentally sound. We continue to recognize that careful credit research and security selection remain imperative amid uncertainty in this economic environment.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Fund Summary as of January 31, 2012	BlackRock Muni New York Intermediate Duration Fund, Inc.

Fund Overview

BlackRock Muni New York Intermediate Duration Fund, Inc.’s (MNE) (the “Fund”) investment objective is to provide shareholders with high current income exempt from federal income tax and New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income tax (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Fund invests at least 75% of its assets in municipal obligations that are investment grade quality at the time of investment. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with a duration of three to ten years. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2012, the Fund returned 18.67% based on market price and 10.61% based on net asset value (“NAV”). For the same period, the closed-end Lipper Intermediate Municipal Debt Funds category posted an average return of 17.72% based on market price and 9.45% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. As the yield curve flattened during the period (longer-term interest rates fell more than shorter rates), rising bond prices in the long end of the municipal curve contributed positively to the Fund’s performance. Additionally, the Fund benefited from its long duration bias (greater sensitivity to interest rate movements) within the limits of the Fund’s investment mandate as overall interest rates declined. The Fund’s heavy exposures to health and transportation, which were among the better performing sectors for the period, had a positive impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
Symbol on New York Stock Exchange (“NYSE”)	MNE
Initial Offering Date	August 1, 2003
Yield on Closing Market Price as of January 31, 2012 ($15.01)[1]	4.88%
Tax Equivalent Yield[2]	7.51%
Current Monthly Distribution per Common Share[3]	$0.061
Current Annualized Distribution per Common Share[3]	$0.732
Economic Leverage as of January 31, 2012[4]	33%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The Monthly Distribution per Common Share, declared on March 1, 2012, was increased to $0.0625 per share. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
[4]	Represents Variable Rate Demand Preferred Shares (“VRDP Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/12	7/31/11	Change	High	Low
Market Price	$15.01	$12.98	15.64%	$15.06	$12.87
Net Asset Value	$15.64	$14.51	7.79%	$15.64	$14.51

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/12	7/31/11
Transportation	17%	16%
State	17	11
Health	14	14
County/City/Special District/School District	13	15
Utilities	12	10
Corporate	9	11
Education	9	11
Housing	8	11
Tobacco	1	1

Credit Quality Allocations[5]
	1/31/12	7/31/11
AAA/Aaa	6%	5%
AA/Aa	46	41
A	25	25
BBB/Baa	14	18
BB/Ba	4	6
B	1	2
Not Rated[6]	4	3

[5]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.
[6]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2012 and July 31, 2011, the market value of these securities was $725,297, representing 1%, and $2,875,100, representing 3%, respectively, of the Fund's long-term investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	5

Fund Summary as of January 31, 2012	BlackRock MuniYield Arizona Fund, Inc.

Fund Overview

BlackRock MuniYield Arizona Fund, Inc.’s (MZA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and Arizona income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Arizona income taxes. Under normal market conditions, the Fund expects to invest at least 75% of its assets in municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2012, the Fund returned 16.37% based on market price and 14.36% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 16.44% based on market price and 11.33% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. During the period, the Fund benefited from the declining interest rate environment (bond prices rise as interest rates fall), the flattening of the yield curve (long interest rates fell more than short and intermediate rates) and tightening of credit spreads. The Fund’s exposure to zero-coupon bonds and the health sector had a positive impact on performance as these holdings derived the greatest benefit from the decline in interest rates and spread tightening during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
Symbol on NYSE Amex	MZA
Initial Offering Date	October 29, 1993
Yield on Closing Market Price as of January 31, 2012 ($14.48)[1]	5.76%
Tax Equivalent Yield[2]	8.86%
Current Monthly Distribution per Common Share[3]	$0.0695
Current Annualized Distribution per Common Share[3]	$0.8340
Economic Leverage as of January 31, 2012[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/12	7/31/11	Change	High	Low
Market Price	$14.48	$12.83	12.86%	$14.78	$12.19
Net Asset Value	$14.84	$13.38	10.91%	$14.84	$13.38

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/12	7/31/11
County/City/Special District/School District	28%	34%
Utilities	23	15
State	17	19
Health	13	11
Education	8	10
Corporate	5	3
Transportation	4	5
Housing	2	3

Credit Quality Allocations[5]
	1/31/12	7/31/11
AAA/Aaa	17%	17%
AA/Aa	40	44
A	28	25
BBB/Baa	7	9
BB/Ba	2	1
B	1	1
Not Rated[6]	5	3

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2012 and July 31, 2011, the market value of these securities was $1,194,330, representing 1%, and $2,615,595, representing 3%, respectively, of the Fund's long-term investments.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Fund Summary as of January 31, 2012	BlackRock MuniYield California Fund, Inc.

Fund Overview

BlackRock MuniYield California Fund, Inc.’s (MYC) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and California income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2012, the Fund returned 25.85% based on market price and 16.81% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of 21.02% based on market price and 14.53% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund’s slightly long duration (sensitivity to interest rate movements) had a positive impact on performance as interest rates generally declined amid the investor flight-to-quality in the US Treasury market. Increased exposure to inverse floating rate instruments (tender option bonds) while the municipal yield curve was historically steep boosted the Fund’s income accrual. The Fund’s holdings of higher quality essential service revenue bonds contributed positively, as did holdings of select general obligation bonds and school district credits with stronger underlying fundamentals. Additionally, purchases of zero-coupon bonds deemed undervalued added to the Fund’s total return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
Symbol on NYSE	MYC
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2012 ($16.20)[1]	5.85%
Tax Equivalent Yield[2]	9.00%
Current Monthly Distribution per Common Share[3]	$0.079
Current Annualized Distribution per Common Share[3]	$0.948
Economic Leverage as of January 31, 2012[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/12	7/31/11	Change	High	Low
Market Price	$16.20	$13.29	21.90%	$16.25	$13.07
Net Asset Value	$16.27	$14.38	13.14%	$16.27	$14.38

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/12	7/31/11
County/City/Special District/School District	44%	43%
Utilities	21	24
Health	10	10
Education	10	7
State	7	4
Transportation	6	5
Housing	1	1
Corporate	1	6

Credit Quality Allocations[5]
	1/31/12	7/31/11
AAA/Aaa	8%	7%
AA/Aa	69	66
A	22	18
BBB/Baa	1	9

[5]	Using the higher of S&P’s or Moody’s ratings.
SEMI-ANNUAL REPORT	JANUARY 31, 2012	7

Fund Summary as of January 31, 2012	BlackRock MuniYield Investment Fund

Fund Overview

BlackRock MuniYield Investment Fund’s (MYF) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund primarily invests in municipal bonds that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2012, the Fund returned 24.38% based on market price and 16.71% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 21.10% based on market price and 13.67% based on NAV. All returns reflect reinvestment of dividends. The Fund moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. As the yield curve flattened during the period (longer-term interest rates fell more than shorter rates), rising bond prices in the long end of the municipal curve contributed positively to the Fund’s performance. The Fund’s longer-dated holdings in the health, transportation and education sectors experienced the best price appreciation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
Symbol on NYSE	MYF
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2012 ($15.75)[1]	5.90%
Tax Equivalent Yield[2]	9.08%
Current Monthly Distribution per Common Share[3]	$0.0775
Current Annualized Distribution per Common Share[3]	$0.9300
Economic Leverage as of January 31, 2012[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The Monthly Distribution per Common Share, declared on March 1, 2012, was increased to $0.0790 per share. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/12	7/31/11	Change	High	Low
Market Price	$15.75	$13.08	20.41%	$15.75	$12.48
Net Asset Value	$15.49	$13.71	12.98%	$15.49	$13.71

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/12	7/31/11
County/City/Special District/School District	24%	25%
Transportation	21	22
Utilities	18	16
Health	17	17
State	7	5
Education	6	7
Housing	3	4
Corporate	3	3
Tobacco	1	1

Credit Quality Allocations[5]
	1/31/12	7/31/11
AAA/Aaa	12%	10%
AA/Aa	62	56
A	18	25
BBB/Baa	6	7
Not Rated	2	2[6]

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of July 31, 2011, the market value of these securities was $5,683,625, representing 2%, of the Fund's long-term investments.
8	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Fund Summary as of January 31, 2012	BlackRock MuniYield New Jersey Fund, Inc.

Fund Overview

BlackRock MuniYield New Jersey Fund, Inc.’s (MYJ) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes and New Jersey personal income tax as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may subject to the federal alternative minimum tax) and New Jersey personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2012, the Fund returned 21.11% based on market price and 14.93% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of 20.36% based on market price and 13.24% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. As the yield curve flattened during the period (longer-term interest rates fell more than shorter rates), rising bond prices in the long end of the municipal curve contributed positively to the Fund’s performance. The Fund’s longer-dated holdings in the health, transportation and education sectors experienced the best price appreciation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
Symbol on NYSE	MYJ
Initial Offering Date	May 1, 1992
Yield on Closing Market Price as of January 31, 2012 ($15.90)[1]	5.47%
Tax Equivalent Yield[2]	8.42%
Current Monthly Distribution per Common Share[3]	$0.0725
Current Annualized Distribution per Common Share[3]	$0.8700
Economic Leverage as of January 31, 2012[4]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The Monthly Distribution per Common Share, declared on March 1, 2012, was increased to $0.0740 per share. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/12	7/31/11	Change	High	Low
Market Price	$15.90	$13.53	17.52%	$15.90	$13.23
Net Asset Value	$16.55	$14.84	11.52%	$16.55	$14.84

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/12	7/31/11
State	31%	24%
Transportation	15	20
County/City/Special District/School District	14	12
Education	13	14
Health	10	11
Utilities	8	3
Housing	6	11
Corporate	3	4
Tobacco	—	1

Credit Quality Allocations[5]
	1/31/12	7/31/11
AAA/Aaa	5%	10%
AA/Aa	39	38
A	46	40
BBB/Baa	8	12
BB/Ba	1	—
Not Rated	1[6]	—

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2012, the market value of these securities was $3,615,006, representing 1% of the Fund's long-term investments.
SEMI-ANNUAL REPORT	JANUARY 31, 2012	9

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

To obtain leverage, the Funds issue Variable Rate Demand Preferred Shares (“VRDP Shares”) and previously issued and had outstanding Auction Market Preferred Shares (“AMPS”) (VRDP Shares, and as applicable AMPS, are collectively referred to as “Preferred Shares”). Preferred Shares pay dividends at prevailing short-term interest rates, and the Funds invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from Preferred Shares issuance earn income based on long-term interest rates. In this case, the dividends paid to holders of Preferred Shares (“Preferred Shareholders”) are significantly lower than the income earned on the Fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates, the yield curve has a negative slope. In this case, the Fund pays higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Funds’ Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on Fund performance from leverage from Preferred Shares discussed above.

The Funds may also leverage their assets through the use of tender option bond trusts (“TOBs”), as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Funds, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

The use of leverage may enhance opportunities for increased income to the Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by rating agencies that rate the Preferred Shares issued by the Funds. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds are permitted to issue senior securities in the form of equity securities (e.g. Preferred Shares) up to 50% of their total managed assets. In addition, each Fund voluntarily limits its economic leverage to 45% of its total managed assets. As of January 31, 2012, the Funds had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of Economic Leverage
MNE	33%
MZA	37%
MYC	39%
MYF	39%
MYJ	35%

10	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	11

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 120.4%
Corporate — 11.1%
Essex County Industrial Development Agency,
Refunding RB, International Paper, Series A, AMT,
5.20%, 12/01/23	$1,000	$1,016,169
Jefferson County Industrial Development Agency
New York, Refunding RB, Solid Waste, Series A,
AMT, 5.20%, 12/01/20	500	504,570
New York City Industrial Development Agency, RB, AMT:
British Airways Plc Project, 7.63%, 12/01/32	1,000	1,000,600
Continental Airlines Inc. Project, 8.38%, 11/01/16	1,000	1,011,300
New York City Industrial Development Agency, Refunding
RB, Terminal One Group Association Project, AMT (a):
5.50%, 1/01/18	1,000	1,099,080
5.50%, 1/01/24	1,000	1,064,290
New York State Energy Research & Development
Authority, Refunding RB:
Brooklyn Union Gas/Keyspan, Series A, AMT (FGIC),
4.70%, 2/01/24	500	529,745
Rochester Gas & Electric Corp., Series C (NPFGC),
5.00%, 8/01/32 (a)	1,000	1,110,500
		7,336,254
County/City/Special District/School District — 19.9%
Amherst Development Corp., RB, University at Buffalo
Foundation Faculty-Student Housing Corp., Series A
(AGM), 4.00%, 10/01/24	1,000	1,071,050
City of New York, New York, GO:
Series E, 5.00%, 8/01/27	600	699,462
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,876,140
Sub-Series I-1, 5.13%, 4/01/25	750	887,220
City of New York, New York, GO, Refunding, Series A,
5.00%, 8/01/24	500	574,750
Hudson New York Yards Infrastructure Corp., RB,
Series A, 5.75%, 2/15/47	1,000	1,130,010
New York City Industrial Development Agency, RB,
Queens Baseball Stadium, PILOT (AMBAC),
5.00%, 1/01/31	1,500	1,414,110
New York City Industrial Development Agency,
Refunding RB, Terminal One Group Association
Project, AMT, 5.50%, 1/01/21 (a)	250	270,045
New York City Transitional Finance Authority, RB:
Fiscal 2007, Series S-1 (FGIC), 5.00%, 7/15/24	500	565,085
Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	679,403
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	120	124,857
New York Liberty Development Corp., Refunding RB:
5.00%, 11/15/31	1,000	1,093,000
Second Priority, Bank of America Tower at One
Bryant Park Project, 5.63%, 7/15/47	1,000	1,058,740
United Nations Development Corp. New York,
Refunding RB, Series A, 4.25%, 7/01/24	1,500	1,657,950
		13,101,822

Municipal Bonds	Par (000)	Value
New York (continued)
Education — 12.7%
Dutchess County Industrial Development Agency
New York, Refunding RB, Bard College Civic Facility,
Series A-1, 5.00%, 8/01/22	$750	$810,555
Nassau County Industrial Development Agency,
Refunding RB, New York Institute of Technology
Project, Series A, 5.00%, 3/01/21	1,000	1,143,280
New York State Dormitory Authority, RB:
Convent of Sacred Heart (AGM), 4.00%, 11/01/18	880	973,597
Convent of the Sacred Heart (AGM),
5.00%, 11/01/21	120	140,652
Fordham University, Series A, 5.25%, 7/01/25	500	600,085
Haverstraw King's Daughters Public Library,
5.00%, 7/01/26	1,015	1,194,097
Master BOCES Program Lease (AGM),
3.50%, 8/15/25	250	262,702
Mount Sinai School of Medicine, 5.50%, 7/01/25	1,000	1,156,830
Mount Sinai School of Medicine, Series A (NPFGC),
5.15%, 7/01/24	250	281,317
Schenectady County Industrial Development Agency,
Refunding RB, Union College Project, 5.00%, 7/01/26	1,000	1,137,000
Suffolk County Industrial Development Agency,
Refunding RB, New York Institute of Technology
Project, 5.25%, 3/01/21	600	637,620
		8,337,735
Health — 20.6%
Dutchess County Industrial Development Agency, RB,
Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	252,522
Dutchess County Local Development Corp., Refunding RB,
Health Quest System Inc., Series A (AGM),
5.25%, 7/01/25	1,000	1,144,630
Erie County Industrial Development Agency, RB,
Episcopal Church Home, Series A, 5.88%, 2/01/18	725	725,297
Genesee County Industrial Development Agency New York,
Refunding RB, United Memorial Medical Center Project,
4.75%, 12/01/14	215	215,475
Monroe County Industrial Development Corp., RB, Unity
Hospital of Rochester Project (FHA), 4.20%, 8/15/25	500	517,210
New York City Industrial Development Agency, RB,
PSCH Inc. Project, 6.20%, 7/01/20	1,415	1,389,417
New York State Dormitory Authority, RB:
New York State Association for Retarded Children Inc.,
Series A, 5.30%, 7/01/23	450	512,100
North Shore-Long Island Jewish Health System,
Series A, 5.25%, 5/01/25	780	815,170
North Shore-Long Island Jewish Health System,
Series A, 5.00%, 5/01/32	500	545,585
NYU Hospital Center, Series B, 5.25%, 7/01/24	430	469,594
NYU Hospitals Center, Series A, 5.00%, 7/01/22	1,000	1,108,510

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the
Schedules of Investments, the names and descriptions of
many of the securities have been abbreviated according
to the following list:

AGC	Assured Guaranty Corp.
AMT	Alternative Minimum Tax (subject to)
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	$250	$267,040
North Shore-Long Island Jewish, Series E,
5.00%, 5/01/22	650	748,462
Saratoga County Industrial Development Agency
New York, Refunding RB, The Saratoga Hospital
Project, Series A (Radian), 4.38%, 12/01/13	365	381,334
Suffolk County Industrial Development Agency New York,
Refunding RB, Jeffersons Ferry Project,
4.63%, 11/01/16	800	849,576
Westchester County Healthcare Corp. New York, RB,
Senior Lien, Series A, Remarketing, 5.00%, 11/01/30	250	263,598
Westchester County Industrial Development Agency
New York, MRB, Kendal on Hudson Project, Series A,
6.38%, 1/01/24	1,000	1,004,270
Westchester County Industrial Development Agency
New York, RB, Special Needs Facilities Pooled Program,
Series D-1, 6.80%, 7/01/19	515	520,773
Westchester County New York Health Care Corp., RB,
Senior Lien, Series A, 5.00%, 11/01/24	910	1,009,581
Yonkers Industrial Development Agency New York, RB,
Sacred Heart Associations Project, Series A, AMT
(SONYMA), 4.80%, 10/01/26	750	793,268
		13,533,412
Housing — 9.6%
New York City Housing Development Corp., RB, Series
H-2-A, AMT, 5.00%, 11/01/30	780	791,942
New York Mortgage Agency, Refunding MRB, 44th Series,
AMT, 4.00%, 10/01/21	500	511,085
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 130, 4.75%, 10/01/30	2,500	2,523,250
Series 133, 4.95%, 10/01/21	395	408,315
Series 143, 4.85%, 10/01/27	500	506,580
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac),
4.50%, 5/01/25	1,500	1,575,855
		6,317,027
State — 16.5%
Buffalo & Erie County Industrial Land Development Corp.,
RB, Buffalo State College Foundation Housing,
6.00%, 10/01/31	1,000	1,182,490
New York State Dormitory Authority, ERB, Series F,
5.00%, 3/15/30	1,290	1,393,587
New York State Dormitory Authority, LRB, Municipal Health
Facilities, Sub-Series 2-4, 5.00%, 1/15/27	600	659,808
New York State Dormitory Authority, RB, Education,
Series D, 5.00%, 3/15/31	500	564,250
New York State Dormitory Authority, Refunding RB,
Department of Health, Series A (CIFG), 5.00%, 7/01/25	1,500	1,625,895
New York State Thruway Authority, Refunding RB,
Series A-1, 5.00%, 4/01/22	1,000	1,201,200
New York State Urban Development Corp., RB:
State Personal Income Tax, Series A, 3.50%, 3/15/28	750	783,375
State Personal Income Tax, State Facilities, Series A-1
(NPFGC), 5.00%, 3/15/24	485	525,740
New York State Urban Development Corp., Refunding RB,
Service Contract, Series B, 5.00%, 1/01/21	1,500	1,751,985
Onondaga New York Civic Development Corp., RB, Upstate
Properties Development, Inc., 5.50%, 12/01/31	1,000	1,141,880
		10,830,210

Municipal Bonds	Par (000)	Value
New York (concluded)
Tobacco — 1.6%
Tobacco Settlement Financing Corp. New York, RB,
Asset-Backed, Series B-1C, 5.50%, 6/01/22	$1,000	$1,063,030
Transportation — 16.0%
Metropolitan Transportation Authority, RB:
Series A (NPFGC), 5.00%, 11/15/24	2,000	2,333,740
Series B (NPFGC), 5.25%, 11/15/19	860	1,056,458
Sub-Series B-1, 5.00%, 11/15/24	460	563,546
Sub-Series B-4, 5.00%, 11/15/24	300	366,360
Transportation, Series A, 5.00%, 11/15/27	1,000	1,166,120
Metropolitan Transportation Authority, Refunding RB,
Series B, 5.25%, 11/15/25	750	885,293
Port Authority of New York & New Jersey, RB:
Consolidated 152nd, Series, AMT, 5.00%, 11/01/24	1,000	1,119,210
JFK International Air Terminal, 5.00%, 12/01/20	1,000	1,042,200
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, AMT:
138th Series, 4.75%, 12/01/30	205	214,213
152nd Series, 5.00%, 11/01/23	500	568,175
Triborough Bridge & Tunnel Authority, RB, Series A,
5.00%, 1/01/27	1,000	1,229,210
		10,544,525
Utilities — 12.4%
Long Island Power Authority, RB, General, Series A,
5.00%, 5/01/36	250	274,428
Long Island Power Authority, Refunding RB:
Series A, 5.50%, 4/01/24	875	1,041,801
Series D (NPFGC), 5.00%, 9/01/25	3,000	3,316,380
New York City Municipal Water Finance Authority, RB:
Second General Resolution, Series HH,
5.00%, 6/15/32	1,550	1,790,622
Series DD, 5.00%, 6/15/32	500	556,215
New York State Environmental Facilities Corp., RB, NYC
Municipal Water, 5.00%, 6/15/31	1,000	1,171,220
		8,150,666
Total Municipal Bonds in New York		79,214,681

Guam — 2.4%
County/City/Special District/School District — 0.5%
Territory of Guam, RB, Section 30, Series A,
5.38%, 12/01/24	325	350,854
State — 0.3%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	185	203,559
Utilities — 1.6%
Guam Government Waterworks Authority, Refunding RB,
Water, 6.00%, 7/01/25	1,000	1,021,250
Total Municipal Bonds in Guam		1,575,663

Puerto Rico — 9.2%
Housing — 2.6%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	1,570	1,718,004
State — 0.9%
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M -3 (NPFGC),
6.00%, 7/01/28	500	561,495

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	13

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Transportation — 5.7%
Puerto Rico Highway & Transportation Authority, RB,
Series Y (AGM), 6.25%, 7/01/21	$3,000	$3,599,040
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series AA-1 (AGM), 4.95%, 7/01/26	145	157,238
		3,756,278
Total Municipal Bonds in Puerto Rico		6,035,777

US Virgin Islands — 3.1%
Corporate — 1.5%
United States Virgin Islands, Refunding RB, Senior
Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	500	500,005
Virgin Islands Public Finance Authority, Refunding RB,
Senior Secured, Hovensa Coker Project, AMT,
6.50%, 7/01/21	500	500,110
		1,000,115
State — 1.6%
Virgin Islands Public Finance Authority, RB, Senior Lien,
Matching Fund Loan Note, Series A, 5.25%, 10/01/24	1,000	1,041,030
Total Municipal Bonds in the US Virgin Islands		2,041,145
Total Municipal Bonds — 135.1%		88,867,266

Municipal Bonds Transferred to
Tender Option Bond Trusts (b)
New York — 10.5%
County/City/Special District/School District — 1.4%
City of New York New York, GO, Sub-Series B-1,
5.25%, 9/01/16 (a)	750	900,510
Transportation — 5.0%
Port Authority of New York & New Jersey NY,
Consolidated (a):
Series 169, 5.00%, 10/15/19	750	868,613
Series 169, 5.00%, 10/15/21	2,000	2,436,340
		3,304,953
Utilities — 4.1%
New York City Municipal Water Finance Authority,
Refunding RB, Series A, 4.75%, 6/15/30 (a)	1,500	1,643,730
Suffolk County New York Water Authority, Refunding,
3.00%, 6/01/25 (a)	670	1,049,130
		2,692,860
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 10.5%		6,898,323
Total Long-Term Investments
(Cost — $88,246,532) — 145.6%		95,765,589

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (c)(d)	611,276	$611,276
Total Short-Term Securities
(Cost — $611,276) — 0.9%		611,276
Total Investments (Cost — $88,857,808) — 146.5%		96,376,865
Other Assets Less Liabilities — 3.3%		2,194,806
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (4.8)%		(3,171,605)
VRDP Shares, at Liquidation Value — (45.0)%		(29,600,000)
Net Assets Applicable to Common Shares — 100.0%		$65,800,066

(a)	Variable rate security. Rate shown is as of report date.
(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at January 31, 2012	Income
BIF New York
Municipal
Money Fund	760,684	(149,408)	611,276	—

(d)	Represents the current yield as of report date.
•	Financial futures contracts sold as of January 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
	10-Year US	Chicago Board	March
19	Treasury Note	of Trade	2012	$2,512,750	$(33,286)

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund's perceived risk of investing in those securities For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$95,765,589	—	$95,765,589
Short-Term
Securities	$611,276	—	—	611,276
Total	$611,276	$95,765,589	—	$96,376,865

[1]	See above Schedule of Investments for values in each sector or political subdivision.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate
contracts	$(33,286)	—	—	$(33,286)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	15

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 127.8%
Corporate — 6.9%
Maricopa County Pollution Control Corp., Refunding
RB, Southern California Edison Co., Series A,
5.00%, 6/01/35	$2,850	$3,102,796
Pima County IDA, Tucson Electric Power, 5.75%, 9/01/29	500	522,080
Pima County IDA, RB, Tucson Electric Power, Series A,
5.25%, 10/01/40	1,000	1,019,450
		4,644,326
County/City/Special District/School District — 43.7%
City of Glendale Arizona, RB (NPFGC), 5.00%, 7/01/25	1,500	1,659,585
City of Tucson Arizona, COP:
Series A (NPFGC), 5.00%, 7/01/20	1,500	1,646,310
(AGC), 5.00%, 7/01/29	1,000	1,117,980
County of Pinal Arizona, COP:
5.00%, 12/01/26	1,250	1,297,362
5.00%, 12/01/29	1,250	1,287,163
Gilbert Public Facilities Municipal Property Corp. Arizona,
RB, 5.50%, 7/01/27	2,000	2,317,240
Gladden Farms Community Facilities District, GO,
5.50%, 7/15/31	750	764,790
Greater Arizona Development Authority, RB, Santa Cruz
County Jail, Series 2, 5.25%, 8/01/31	1,155	1,230,803
Marana Municipal Property Corp., RB, Series A,
5.00%, 7/01/28	2,500	2,731,800
Maricopa County Community College District Arizona, GO,
Series C, 3.00%, 7/01/22	1,000	1,059,740
Maricopa County Public Finance Corp., RB, Series A
(AMBAC), 5.00%, 7/01/24	1,000	1,107,210
Maricopa County Unified School District No. 89-Dysart
Arizona, GO, School Improvement Project of 2006,
Series C, 6.00%, 7/01/28	1,000	1,170,080
Mohave County Unified School District No. 20 Kingman,
GO, School Improvement Project of 2006, Series C
(AGC), 5.00%, 7/01/26	1,000	1,141,000
Phoenix Civic Improvement Corp., RB:
Senior Lien, Series B, AMT (FGIC), 5.25%, 7/01/27	450	452,898
Subordinate, Civic Plaza Expansion Project, Series A
(NPFGC), 5.00%, 7/01/35	3,325	3,463,519
Scottsdale Municipal Property Corp. Arizona, RB,
Water & Sewer Development Project, Series A,
5.00%, 7/01/24	1,500	1,748,565
State of Arizona, RB, Series A (AGM), 5.00%, 7/01/29	1,930	2,175,515
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	1,275	1,295,056
5.75%, 7/15/24	750	807,503
Yuma County Library District, GO (Syncora),
5.00%, 7/01/26	1,000	1,099,280
		29,573,399
Education — 12.6%
Arizona State University, RB, Series 2008-C:
6.00%, 7/01/25	970	1,172,972
6.00%, 7/01/26	745	895,743
6.00%, 7/01/27	425	509,324
6.00%, 7/01/28	400	477,280
Maricopa County IDA Arizona, RB, Arizona Charter
Schools Project, Series A, 6.63%, 7/01/20	700	555,737
Northern Arizona University, RB, 5.00%, 6/01/36	600	649,236
Phoenix Arizona IDA Education Revenue, RB, Great Hearts
Academies Project, 6.30%, 7/01/42	500	502,645
Pima County IDA, RB, Arizona Charter Schools Project,
Series C:
6.70%, 7/01/21	710	711,527
6.75%, 7/01/31	985	985,394

Municipal Bonds	Par (000)	Value
Arizona (continued)
Education (concluded)
Pima County IDA, Refunding RB:
Arizona Charter Schools Project, Series O,
5.00%, 7/01/26	$995	$863,362
Charter Schools II, Series A, 6.75%, 7/01/21	560	561,434
University of Arizona, COP, University of Arizona Projects,
Series B (AMBAC), 5.00%, 6/01/28	650	666,237
		8,550,891
Health — 20.2%
Arizona Health Facilities Authority, RB, Catholic Healthcare
West, Series B-2, 5.00%, 3/01/41	500	529,155
Arizona Health Facilities Authority, Refunding RB, Banner
Health, Series D:
6.00%, 1/01/30	1,500	1,556,160
5.50%, 1/01/38	2,300	2,475,076
Maricopa County IDA, RB, Catholic Healthcare West,
Series A, 6.00%, 7/01/39	170	189,664
Maricopa County IDA Arizona, Refunding RB:
Catholic Healthcare West, Series A, 5.50%, 7/01/26	1,850	1,955,653
Samaritan Health Services, Series A (NPFGC),
7.00%, 12/01/16 (a)	1,000	1,194,330
Scottsdale IDA, RB, Scottsdale Healthcare, Series C
(AGM), 5.00%, 9/01/35	1,000	1,078,800
University Medical Center Corp. Arizona, RB (GOCORP):
6.00%, 7/01/39	1,000	1,106,780
6.50%, 7/01/39	500	564,125
Yavapai County IDA Arizona, RB, Yavapai Regional Medical
Center, Series A, 6.00%, 8/01/33	1,800	1,828,818
Yavapai County IDA Arizona, Refunding RB, Northern
Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,166,980
		13,645,541
Housing — 3.3%
Maricopa County & Phoenix Industrial Development
Authorities, Refunding RB, S/F, AMT (Ginnie Mae):
Series A-1, 5.75%, 5/01/40	355	383,507
Series A-2, 5.80%, 7/01/40	270	278,359
Maricopa County IDA Arizona, RB, Series 3-B, AMT
(Ginnie Mae), 5.25%, 8/01/38	466	498,103
Phoenix & Pima County IDA, RB, Series 1A, AMT
(Ginnie Mae), 5.65%, 7/01/39	183	193,764
Phoenix & Pima County IDA, Refunding RB,
Series 2007-1, AMT (Ginnie Mae), 5.25%, 8/01/38	379	399,686
Phoenix IDA Arizona, Refunding RB, Series 2007-2, AMT
(Ginnie Mae), 5.50%, 12/01/38	454	480,988
		2,234,407
State — 15.9%
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,142,950
5.75%, 9/01/22	2,000	2,350,180
Arizona State Transportation Board, RB, Series B,
5.00%, 7/01/30	4,000	4,533,560
Greater Arizona Development Authority, RB, Series B
(NPFGC):
5.00%, 8/01/30	1,600	1,712,240
5.00%, 8/01/35	1,000	1,054,130
		10,793,060
Transportation — 5.8%
Phoenix Civic Improvement Corp., RB:
Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,064,950
Senior Lien, Series A, 5.00%, 7/01/33	1,000	1,084,910
Senior Lien, Series B, AMT (NPFGC), 5.75%, 7/01/17	1,000	1,015,920
Senior Lien, Series B, AMT (NPFGC), 5.25%, 7/01/32	755	758,594
		3,924,374

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Utilities — 19.4%
Gilbert Water Resource Municipal Property Corp., RB,
Subordinate Lien (NPFGC), 5.00%, 10/01/29	$900	$975,060
Phoenix Civic Improvement Corp., RB, Junior Lien
(NPFGC), 5.50%, 7/01/20 (b)	2,500	2,553,975
Phoenix Civic Improvement Corp., Refunding RB,
Senior Lien, 5.50%, 7/01/22	2,000	2,463,540
Pima County Arizona, RB, Series B, 5.00%, 7/01/26	1,000	1,155,000
Pinal County Electric District No 3, RB, Refunding,
5.25%, 7/01/36	2,500	2,696,275
Pinal County IDA Arizona, RB, San Manuel Facility
Project, AMT, 6.25%, 6/01/26	500	473,520
Salt River Project Agricultural Improvement & Power
District, RB, Series A, 5.00%, 1/01/24	1,000	1,177,150
Salt River Project Agricultural Improvement & Power
District, Refunding RB, Salt River Project, Series A,
5.00%, 1/01/35	1,500	1,659,000
		13,153,520
Total Municipal Bonds in Arizona		86,519,518

Guam — 2.6%
State — 1.3%
Government of Guam Business Privilege, RB, Series A,
5.13%, 1/01/42	800	870,320
Utilities — 1.3%
Guam Government Waterworks Authority, Refunding RB,
Water, 5.88%, 7/01/35	900	904,500
Total Municipal Bonds in Guam		1,774,820

Puerto Rico — 12.1%
State — 8.8%
Commonwealth of Puerto Rico, GO, Series A,
6.00%, 7/01/38	800	870,848
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/28	700	786,093
Puerto Rico Sales Tax Financing Corp., Refunding RB,
First Sub, Series C (NPFGC), 6.00%, 8/01/39	600	687,612
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.38%, 8/01/39	1,500	1,751,085
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.82%, 8/01/41 (c)	9,530	1,900,949
		5,996,587
Transportation — 0.1%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series AA (NPFGC), 5.50%, 7/01/18	50	57,814
Utilities — 3.2%
Puerto Rico Electric Power Authority, RB, Series WW:
5.38%, 7/01/24	1,000	1,096,360
5.50%, 7/01/38	1,000	1,064,320
		2,160,680
Total Municipal Bonds in Puerto Rico		8,215,081

Municipal Bonds	Par (000)	Value
US Virgin Islands — 1.7%
Corporate — 1.7%
United States Virgin Islands, Refunding RB,
Senior Secured, Hovensa Coker Project, AMT,
6.50%, 7/01/21	$625	$625,006
Virgin Islands Public Finance Authority, Refunding RB,
Senior Secured, Hovensa Coker Project, AMT,
6.50%, 7/01/21	500	500,110
Total Municipal Bonds in the US Virgin Islands		1,125,116
Total Municipal Bonds — 144.2%		97,634,535

Municipal Bonds Transferred to
Tender Option Bond Trusts (d)
Arizona — 11.0%
Utilities — 11.0%
City of Mesa Arizona, RB, 5.00%, 1/01/19	3,000	3,358,260
City of Salt River Arizona, RB, 5.00%, 7/01/16 (e)	660	722,812
Phoenix Arizona, Civic Improvement Corp.,
5.00%, 1/01/29	3,000	3,375,000
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 11.0%		7,456,072
Total Long-Term Investments
(Cost — $97,540,157) — 155.2%		105,090,607

Short-Term Securities	Shares
BIF Arizona Municipal Money Fund, 0.00% (f)(g)	2,629,074	2,629,074
Total Short-Term Securities
(Cost — $2,629,074) — 3.9%		2,629,074
Total Investments (Cost — $100,169,231) — 159.1%		107,719,681
Other Assets Less Liabilities — 0.9%		637,670
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (4.9)%		(3,330,379)
VRDP Shares, at Liquidation Value — (55.1)%		(37,300,000)
Net Assets Applicable to Common Shares — 100.0%		$67,726,972

(a)	Security is collateralized by Municipal or US Treasury obligations.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	17

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at January 31, 2012	Income
BIF Arizona
Municipal
Money Fund	2,960,530	(331,456)	2,629,074	—

(g)	Represents the current yield as of report date.
•	Financial futures contracts sold as of January 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
	10-Year US	Chicago Board	March
10	Treasury Note	of Trade	2012	$1,322,500	$ (17,519)

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$105,090,607	—	$105,090,607
Short-Term
Securities	$2,629,074	—	—	2,629,074
Total	$2,629,074	$105,090,607	—	$107,719,681
[1]	See above Schedule of Investments for values in each sector or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate
contracts	$(17,519)	—	—	$(17,519)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 90.3%
Corporate — 0.3%
City of Chula Vista California, Refunding RB, San Diego
Gas & Electric, Series A, 5.88%, 2/15/34	$975	$1,128,358
County/City/Special District/School District — 32.6%
California State Public Works Board, RB, Various Capital
Projects, Sub-Series I-1, 6.63%, 11/01/34	5,000	5,866,850
Campbell Union High School District, GO, Election
of 2006, Series C, 5.75%, 8/01/40	4,000	4,698,560
City of Los Angeles California, COP, Senior, Sonnenblick
Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,004,200
City of San Jose California, RB, Convention Center
Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,713,466
6.50%, 5/01/42	1,860	2,087,869
Desert Community College District, GO, Election of 2004,
Series C (AGM), 5.90%, 8/01/46 (a)	5,000	712,050
El Monte Union High School District California, GO,
Election of 2002, Series C (AGM), 5.25%, 6/01/32	9,620	10,794,794
Grossmont Healthcare District, GO, Election of 2006,
Series B, 6.13%, 7/15/40	2,000	2,377,800
Los Angeles Community College District California, GO:
Election of 2003, Series F-1, 5.00%, 8/01/33	5,000	5,515,150
Election of 2008, Series C, 5.25%, 8/01/39	5,000	5,729,500
Los Angeles Municipal Improvement Corp., RB, Real
Property, Series E:
5.75%, 9/01/34	1,000	1,114,150
6.00%, 9/01/34	2,370	2,678,977
Los Rios Community College District, Election of 2002,
Series D, 5.38%, 8/01/34	4,000	4,513,480
Norwalk-La Mirada Unified School District California,
GO, CAB, Election of 2002, Series E (AGC),
5.53%, 8/01/38 (a)	7,500	1,790,025
Oak Grove School District California, GO, Election of 2008,
Series A, 5.50%, 8/01/33	4,000	4,635,160
Ohlone Community College District, GO, Election of 2010,
Series A, 5.25%, 8/01/41	7,135	8,069,043
Pico Rivera Public Financing Authority, RB:
5.50%, 9/01/31	1,500	1,664,505
5.75%, 9/01/39	6,025	6,617,679
Poway Unified School District, GO, School Facilities
Improvement District, 5.95%, 8/01/46 (a)	10,000	1,581,800
San Diego Regional Building Authority California,
RB, County Operations Center & Annex, Series A,
5.38%, 2/01/36	5,100	5,680,788
Santa Ana Unified School District, GO, Election of 2008,
Series A, 5.13%, 8/01/33	5,995	6,531,552
Santa Clara County Financing Authority, Refunding LRB,
Series L, 5.25%, 5/15/36	15,860	17,329,429
Santa Cruz County Redevelopment Agency California,
Tax Allocation Bonds, Live Oak/Soquel Community
Improvement, Series A:
6.63%, 9/01/29	1,000	1,165,940
7.00%, 9/01/36	600	704,706
Westminster Redevelopment Agency California, Tax
Allocation Bonds, Subordinate, Commercial
Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	1,250	1,499,050
William S. Hart Union High School District, GO, CAB,
Series B (AGM) (a):
6.31%, 8/01/34	10,850	3,264,439
6.35%, 8/01/35	9,700	2,747,816
		113,088,778

Municipal Bonds	Par (000)	Value
California (continued)
Education — 2.1%
California Educational Facilities Authority, RB, Pitzer
College, 6.00%, 4/01/40	$2,500	$2,850,875
California Educational Facilities Authority, Refunding RB,
San Francisco University, 6.13%, 10/01/36	1,385	1,642,167
California Municipal Finance Authority, RB, Emerson
College, 6.00%, 1/01/42	2,500	2,769,775
		7,262,817
Health — 17.0%
ABAG Finance Authority for Nonprofit Corps, Refunding
RB, Sharp Healthcare:
6.38%, 8/01/34	2,000	2,130,580
Series A, 6.00%, 8/01/30	2,250	2,713,410
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	7,805	8,377,028
Sutter Health, Series B, 6.00%, 8/15/42	7,530	8,674,861
California Health Facilities Financing Authority,
Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	11,375,300
Providence Health, 6.50%, 10/01/38	3,625	4,264,088
St. Joseph Health System, Series A, 5.50%, 7/01/29	2,100	2,390,052
California Statewide Communities Development
Authority, RB:
Health Facility, Memorial Health Services, Series A,
6.00%, 10/01/23	3,270	3,398,348
Sutter Health, Series A, 6.00%, 8/15/42	7,995	9,210,560
California Statewide Communities Development Authority,
Refunding RB:
Catholic Healthcare West, Series D, 5.50%, 7/01/31	4,650	5,028,835
Senior Living, Southern California, 6.63%, 11/15/24	650	732,303
Senior Living, Southern California, 7.00%, 11/15/29	500	566,120
		58,861,485
Housing — 1.1%
California Rural Home Mortgage Finance Authority,
RB, AMT:
Mortgage-Backed Securities Program, Series B
(Ginnie Mae), 6.15%, 6/01/20	5	5,060
Sub-Series FH-1, 5.50%, 8/01/47	275	129,657
Santa Clara County Housing Authority California, RB,
John Burns Gardens Apartments Project, Series A, AMT,
6.00%, 8/01/41	3,500	3,517,465
		3,652,182
State — 11.9%
California State Public Works Board, RB:
Department of Developmental Services, Porterville,
Series C, 6.25%, 4/01/34	1,215	1,378,940
Department of Education, Riverside Campus Project,
Series B, 6.50%, 4/01/34	10,000	11,537,000
Trustees of the California State University, Series D,
6.00%, 4/01/27	215	250,352
Various Capital Projects, Sub-Series I-1,
6.38%, 11/01/34	4,400	5,079,052
State of California, GO, Various Purpose:
6.00%, 4/01/38	15,000	17,409,450
6.00%, 11/01/39	4,635	5,429,022
		41,083,816
Transportation — 9.2%
City of San Jose California, RB, Series A-1, AMT:
6.25%, 3/01/34	1,400	1,614,816
(AGM), 5.50%, 3/01/30	1,000	1,094,130
(AGM), 5.75%, 3/01/34	1,000	1,104,880

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	19

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Transportation (concluded)
County of Orange California, RB, Series B,
5.75%, 7/01/34	$3,000	$3,376,020
County of Sacramento California, RB:
Airport System Subordinate, PFC/Grant, Series D,
6.00%, 7/01/35	3,000	3,349,080
Senior Series B, 5.75%, 7/01/39	900	993,141
Los Angeles Department of Airports, RB, Series A,
5.25%, 5/15/39	2,775	3,088,658
Los Angeles Department of Airports, Refunding RB,
Senior, Los Angeles International Airport, Series A,
5.00%, 5/15/35	2,940	3,279,394
San Francisco City & County Airports Commission, RB,
Series E, 6.00%, 5/01/39	5,065	5,869,322
San Francisco Port Commission California, RB, Series A,
5.13%, 3/01/40	5,000	5,392,250
San Joaquin County Transportation Authority, RB, Limited
Tax, Measure K, Series A, 6.00%, 3/01/36	2,400	2,881,968
		32,043,659
Utilities — 16.1%
City of Chula Vista California, San Diego Gas & Electric,
Refunding RB, San Diego Gas & Electric, Series D,
5.88%, 1/01/34	4,000	4,629,160
City of Los Angeles California, Refunding RB,
Sub-Series A, 5.00%, 6/01/32	3,000	3,408,570
City of Petaluma California, Refunding RB,
6.00%, 5/01/36	2,645	3,163,526
Dublin-San Ramon Services District, Refunding RB,
6.00%, 8/01/41	2,420	2,867,216
Eastern Municipal Water District California, COP, Series H,
5.00%, 7/01/35	8,400	9,043,272
Los Angeles Department of Water & Power, RB, System,
Series A:
5.25%, 7/01/39	4,000	4,581,520
5.00%, 7/01/41	7,500	8,342,925
Metropolitan Water District of Southern California, RB,
Series C, 5.00%, 10/01/27	5,000	6,591,350
Oxnard Financing Authority, RB, Redwood Trunk Sewer
& Headworks, Series A (FGIC), 5.25%, 6/01/34	1,500	1,605,585
Sacramento Regional County Sanitation District,
Refunding RB, County Sanitation District 1 (NPFGC),
5.00%, 8/01/35	4,260	4,500,434
San Diego Public Facilities Financing Authority,
Refunding RB, Senior Series A, 5.38%, 5/15/34	3,910	4,482,033
San Francisco City & County Public Utilities Commission,
RB, Series A, 5.13%, 11/01/39	2,295	2,555,001
		55,770,592
Total Municipal Bonds in California		312,891,687

Puerto Rico — 1.7%
County/City/Special District/School District — 1.7%
Puerto Rico Sales Tax Financing Corp., RB (a):
CAB, Series C, 5.80%, 8/01/38	3,000	738,540
CAB, Series C, 6.00%, 8/01/39	12,420	2,892,245
Senior Series C, 5.50%, 8/01/37	9,000	2,347,560
Total Municipal Bonds in Puerto Rico		5,978,345
Total Municipal Bonds — 92.0%		318,870,032

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
California — 70.9%
County/City/Special District/School District — 37.5%
City of Los Angeles California, Refunding RB, Series A,
5.00%, 6/01/39	$9,870	$10,839,925
Contra Costa Community College District California, GO,
Election of 2002 (AGM), 5.00%, 8/01/30	10,215	10,741,119
El Dorado Union High School District, GO, Election
of 2008, 5.00%, 8/01/35	5,000	5,504,850
Fremont Unified School District Alameda County
California, GO, Election of 2002, Series B (AGM),
5.00%, 8/01/30	4,003	4,321,195
Los Angeles Community College District California, GO:
Election of 2001, Series E-1, 5.00%, 8/01/33	14,850	16,379,996
Election of 2003, Series E (AGM), 5.00%, 8/01/31	10,002	10,803,016
Election of 2008, Series C, 5.25%, 8/01/39	9,680	11,092,312
Series A, 6.00%, 8/01/33	3,828	4,603,072
Orange County Sanitation District, COP (NPFGC),
5.00%, 2/01/33	9,348	9,620,037
San Diego Community College District California, GO,
Election of 2002, 5.25%, 8/01/33	7,732	8,876,407
San Francisco Bay Area Rapid Transit District, Refunding
RB, Series A (NPFGC), 5.00%, 7/01/30	6,000	6,588,360
San Francisco Bay Area Transit Financing Authority,
Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	5,439	5,971,806
San Marcos Unified School District, GO, 2010 Election
Series A, 5.00%, 8/01/38	15,520	17,019,542
Sonoma County Junior College District, GO, Refunding,
Election of 2002, Series B (AGM), 5.00%, 8/01/28	6,875	7,542,968
		129,904,605
Education — 14.8%
California Educational Facilities Authority, RB, University
of Southern California, Series A, 5.25%, 10/01/39	13,845	15,527,306
Peralta Community College District, GO, Election of 2000,
Series D (AGM), 5.00%, 8/01/30	1,995	2,087,947
University of California, RB:
Limited Project, Series B (AGM), 5.00%, 5/15/33	8,488	8,889,510
Series L, 5.00%, 5/15/36	8,500	9,108,090
Series L, 5.00%, 5/15/40	11,597	12,374,143
Series O, 5.75%, 5/15/34	2,805	3,300,503
		51,287,499
Utilities — 18.6%
Eastern Municipal Water District, COP, Series H,
5.00%, 7/01/33	4,748	5,165,506
Los Angeles Department of Water & Power, RB,
Power System:
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	16,267,781
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,250	7,740,172
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	20,000	22,006,600
Series C, 5.00%, 7/01/35	7,145	7,912,051
San Diego County Water Authority, COP, Series A (AGM),
5.00%, 5/01/31	5,010	5,301,883
		64,393,993
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 70.9%		245,586,097
Total Long-Term Investments
(Cost — $519,044,473) — 162.9%		564,456,129

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF California Municipal Money Fund, 0.00% (c)(d)	5,029,220	$5,029,220
Total Short-Term Securities
(Cost — $5,029,220) — 1.5%		5,029,220
Total Investments (Cost — $524,073,693) — 164.4%		569,485,349
Other Assets Less Liabilities — 0.6%		2,100,882
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (34.4)%		(119,188,706)
VRDP Shares, at Liquidation Value — (30.6)%		(105,900,000)
Net Assets Applicable to Common Shares — 100.0%		$346,497,525

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at January 31, 2012	Income
BIF California
Municipal
Money Fund	5,041,430	(12,210)	5,029,220	—

(d)	Represents the current yield as of report date.
•	Financial futures contracts sold as of January 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
	10-Year US	Chicago Board	March
40	Treasury Note	of Trade	2012	$5,290,000	$ (70,076)

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$564,456,129	—	$564,456,129
Short-Term
Securities	$5,029,220	—	—	5,029,220
Total	$5,029,220	$564,456,129	—	$569,485,349

[1]	See above Schedule of Investments for values in each sector or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate
contracts	$(70,076)	—	—	$(70,076)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	21

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.8%
Courtland IDB, Refunding RB, International Paper Co.
Projects, Series A, AMT, 5.20%, 6/01/25	$1,000	$1,020,600
Selma IDB, RB, International Paper Co. Project, Series A,
5.38%, 12/01/35	545	569,732
		1,590,332
Alaska — 0.8%
Alaska Municipal Bond Bank Authority, RB, Series 1,
5.75%, 9/01/33	1,000	1,145,790
Northern Tobacco Securitization Corp., RB, Asset-Backed,
Series A, 5.00%, 6/01/46	690	507,888
		1,653,678
California — 9.9%
California Educational Facilities Authority, RB, University
of Southern California, Series A, 5.25%, 10/01/38	2,740	3,081,705
California Health Facilities Financing Authority, RB,
Scripps Health, Series A, 5.00%, 11/15/40 (a)	340	365,299
California Health Facilities Financing Authority,
Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	710	807,646
Sutter Health, Series B, 6.00%, 8/15/42	1,645	1,895,106
City of San Jose California Airport, RB, Series A-1, AMT,
5.50%, 3/01/30	1,500	1,630,590
Grossmont Union High School District, GO, Election
of 2008, Series B, 4.75%, 8/01/45	4,285	4,591,206
Los Angeles Department of Water & Power, RB, Power
System, Sub-Series A-1, 5.25%, 7/01/38	3,600	3,991,896
San Diego Regional Building Authority California,
RB, County Operations Center & Annex, Series A,
5.38%, 2/01/36	1,310	1,459,183
State of California, GO, Various Purpose, 6.00%, 3/01/33	2,535	3,011,124
		20,833,755
Delaware — 1.2%
County of Sussex Delaware, RB, NRG Energy, Inc.,
Indian River Project, 6.00%, 10/01/40	2,440	2,529,646
District of Columbia — 1.1%
District of Columbia Water & Sewer Authority, RB,
Series A, 5.25%, 10/01/29	2,000	2,342,280
Florida — 8.0%
County of Lee Florida, Refunding ARB, Series A, AMT,
5.38%, 10/01/32	2,000	2,160,240
County of Miami-Dade Florida, RB, Miami International
Airport, Series A, AMT (NPFGC), 6.00%, 10/01/29	3,275	3,297,597
Hillsborough County IDA, RB, National Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	2,500	2,325,500
Series B, 7.13%, 4/01/30	3,750	3,488,250
Manatee County Housing Finance Authority, RB, Series A,
AMT (Ginnie Mae), 5.90%, 9/01/40	735	825,207
Orange County Health Facilities Authority, RB,
The Nemours Foundation Project, Series A,
5.00%, 1/01/29	1,610	1,768,585
Village Center Community Development District, RB,
Series A (NPFGC):
5.38%, 11/01/34	1,995	1,975,449
5.13%, 11/01/36	1,000	950,830
		16,791,658
Georgia — 0.5%
Municipal Electric Authority of Georgia, Refunding RB,
Project One, Sub-Series D, 6.00%, 1/01/23	880	1,067,924

Municipal Bonds	Par (000)	Value
Illinois — 13.4%
City of Chicago Illinois, Board of Education, GO, Series A:
5.50%, 12/01/39	$1,815	$2,056,540
5.00%, 12/01/41	1,695	1,814,650
City of Chicago Illinois, Park District, GO, Harbor Facilities,
Series C, 5.25%, 1/01/40	1,050	1,158,360
City of Chicago Illinois, RB, Sales Tax, Series A,
5.25%, 1/01/38	765	862,660
City of Chicago Illinois, Refunding RB, General, Third Lien,
Series C, 6.50%, 1/01/41	6,065	7,329,189
City of Chicago Illinois, Transit Authority, Sales Tax
Receipts Revenue, RB, 5.25%, 12/01/36	615	687,570
Illinois Finance Authority, Refunding RB:
Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,360,640
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,298,976
Northwestern Memorial Hospital, Series A,
6.00%, 8/15/39	4,160	4,784,374
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,563,060
6.00%, 6/01/28	390	437,315
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/34	1,700	1,882,461
		28,235,795
Indiana — 5.9%
Indiana Finance Authority Wastewater Utility,
RB, CWA Authority Project, First Lien, Series A,
5.25%, 10/01/31	3,000	3,461,880
Indiana Municipal Power Agency, RB, Series B,
6.00%, 1/01/39	4,525	5,160,762
Indianapolis Local Public Improvement Bond Bank, RB,
Series F, 5.25%, 2/01/36	3,360	3,816,154
		12,438,796
Iowa — 0.2%
Iowa Tobacco Settlement Authority, RB, Asset-Backed,
Series C, 5.63%, 6/01/46	550	412,797
Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB,
Adventist Health, 5.50%, 11/15/29	3,250	3,761,550
Kentucky — 4.0%
Kentucky Economic Development Finance Authority,
RB, Owensboro Medical Health System, Series A,
6.38%, 6/01/40	1,300	1,435,408
Louisville & Jefferson County Metropolitan Government,
RB, Series A, 5.75%, 12/01/34	3,200	3,732,320
Louisville & Jefferson County Metropolitan Government,
Refunding RB, Jewish Hospital & St. Mary’s Healthcare,
6.13%, 2/01/37	2,955	3,171,336
		8,339,064
Louisiana — 0.7%
Louisiana Local Government Environmental Facilities
& Community Development Authority, RB, Series A-1,
6.50%, 11/01/35	1,420	1,550,810
Maine — 1.4%
Maine Health & Higher Educational Facilities Authority,
RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	2,863,525
Massachusetts — 3.8%
Massachusetts HFA, HRB, Series B, AMT, 5.50%, 6/01/41	3,000	3,132,150
Massachusetts HFA, Refunding HRB, Series F, AMT,
5.70%, 6/01/40	2,040	2,140,898
Massachusetts HFA, Refunding RB, Series C, AMT,
5.35%, 12/01/42	1,630	1,713,375
Massachusetts State College Building Authority, RB,
Series A, 5.50%, 5/01/39	1,000	1,125,670
		8,112,093

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 2.8%
Lansing Board of Water & Light Utilities, RB, Series A,
5.50%, 7/01/41	$1,805	$2,095,569
Michigan State Building Authority, Refunding RB, Series I,
6.00%, 10/15/38	1,250	1,429,638
Royal Oak Hospital Finance Authority Michigan, Refunding
RB, William Beaumont Hospital, 8.25%, 9/01/39	1,970	2,436,141
		5,961,348
Nevada — 5.5%
City of Las Vegas Nevada, GO, Limited Tax, Performing
Arts Center, 6.00%, 4/01/34	2,850	3,325,523
County of Clark Nevada, RB:
Motor Vehicle Fuel Tax, 5.00%, 7/01/28	1,300	1,469,858
Series B, 5.75%, 7/01/42	6,055	6,793,952
		11,589,333
New Jersey — 3.2%
New Jersey EDA, Refunding RB, New Jersey American
Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,250	2,475,630
New Jersey Transportation Trust Fund Authority, RB,
Transportation System:
Series A, 5.88%, 12/15/38	2,670	3,064,786
Series B, 5.25%, 6/15/36	1,000	1,125,150
		6,665,566
New York — 4.7%
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,500	2,764,725
Sub-Series A-1, 5.25%, 7/15/37	2,150	2,435,821
New York Liberty Development Corp., Refunding RB,
Second Priority, Bank of America Tower at One Bryant
Park Project, 6.38%, 7/15/49	1,200	1,299,000
Triborough Bridge & Tunnel Authority, RB, General,
Series A-2, 5.38%, 11/15/38	3,030	3,458,897
		9,958,443
Pennsylvania — 4.6%
Pennsylvania Economic Development Financing Authority,
RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,248,634
Pennsylvania Turnpike Commission, RB, Sub-Series A:
5.63%, 12/01/31	3,455	3,954,870
6.00%, 12/01/41	3,000	3,346,770
Philadelphia Hospitals & Higher Education Facilities
Authority, RB, Children’s Hospital of Philadelphia,
Series D, 5.00%, 7/01/32	1,030	1,140,807
		9,691,081
Puerto Rico — 0.5%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.00%, 8/01/42	1,000	1,131,260
Texas — 7.5%
Central Texas Regional Mobility Authority, RB, Senior Lien:
5.75%, 1/01/31	1,000	1,083,300
6.00%, 1/01/41	2,600	2,785,094
Conroe ISD Texas, GO, School Building, Series A,
5.75%, 2/15/35	1,800	2,191,158
Harris County Cultural Education Facilities Finance Corp.,
RB, Texas Children’s Hospital Project, 5.25%, 10/01/29	1,320	1,509,380
Harris County Health Facilities Development Corp.,
Refunding RB, Memorial Hermann Healthcare System,
Series B, 7.25%, 12/01/35	800	951,952
North Texas Tollway Authority, RB, Series K-1 (AGC),
5.75%, 1/01/38	1,000	1,123,410
Tarrant County Cultural Education Facilities Finance Corp.,
RB, Scott & White Healthcare, 6.00%, 8/15/45	3,795	4,312,904

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp.,
RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant
Express Managed Lanes
Project, 6.88%, 12/31/39	$1,700	$1,890,927
		15,848,125
Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services Inc.,
5.00%, 8/15/41	2,000	2,153,300
Virginia — 1.0%
Virginia Public School Authority, RB, School Financing,
6.50%, 12/01/35	1,700	2,010,879
Total Municipal Bonds — 84.3%		177,533,038

Municipal Bonds Transferred to
Tender Option Bond Trusts (b)
California — 20.7%
Bay Area Toll Authority, Refunding RB, San Francisco
Bay Area, Series F-1, 5.63%, 4/01/44	2,680	3,033,111
California Educational Facilities Authority, RB, University
of Southern California, Series A, 5.25%, 10/01/39	4,200	4,710,342
Grossmont Union High School District, GO, Election
of 2008, Series B, 5.00%, 8/01/40	6,000	6,559,860
Los Angeles Community College District California, GO:
Series A, 6.00%, 8/01/33	7,697	9,254,218
Series C, 5.25%, 8/01/39	5,250	6,015,975
Los Angeles Unified School District California, GO,
Series I, 5.00%, 1/01/34	790	868,961
San Diego Public Facilities Financing Authority,
Refunding RB, Series B, 5.50%, 8/01/39	8,412	9,681,264
University of California, RB, Series O, 5.75%, 5/15/34	3,000	3,529,950
		43,653,681
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB,
Catholic Healthcare, Series A, 5.50%, 7/01/34	2,149	2,379,264
District of Columbia — 3.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30	2,805	3,391,301
District of Columbia Water & Sewer Authority, RB,
Series A, 5.50%, 10/01/39	3,507	3,975,026
		7,366,327
Florida — 4.0%
City of Jacksonville Florida, RB, Better Jacksonville
(NPFGC), 5.00%, 10/01/27	2,700	2,855,844
Hillsborough County Aviation Authority, RB, Series A, AMT
(AGC), 5.50%, 10/01/38	3,869	4,091,677
Lee County Housing Finance Authority, RB,
Multi-County Program, Series A-2, AMT (Ginnie Mae),
6.00%, 9/01/40	1,395	1,491,074
		8,438,595
Illinois — 3.9%
Illinois Finance Authority, RB, University of Chicago,
Series B, 6.25%, 7/01/38	5,300	6,308,696
Illinois State Toll Highway Authority, RB, Series B,
5.50%, 1/01/33	1,750	1,926,394
		8,235,090
Massachusetts — 1.6%
Massachusetts State School Building Authority, RB,
Sales Tax, Senior, Series B, 5.00%, 10/15/41	2,950	3,345,094

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	23

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
Nevada — 9.3%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	$5,000	$5,850,400
Series B, 5.50%, 7/01/29	5,668	6,666,187
Las Vegas Valley Water District, GO, Refunding,
5.00%, 6/01/28	6,070	7,019,530
		19,536,117
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority,
Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,159	2,470,500
New Jersey — 3.2%
New Jersey State Housing & Mortgage Finance Agency,
RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,291	2,457,035
New Jersey Transportation Trust Fund Authority,
RB, Transportation System, Series A (AGM),
5.00%, 12/15/32	4,000	4,342,360
		6,799,395
New York — 11.2%
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	1,290	1,457,589
New York City Municipal Water Finance Authority, RB:
Second Generation Resolution, Fiscal Year 2012,
Series BB, 5.25%, 6/15/44	4,400	5,035,423
Series FF-2, 5.50%, 6/15/40	2,504	2,883,462
New York Liberty Development Corp., RB, 1 World Trade
Center Port Authority Construction, 5.25%, 12/15/43	4,365	4,958,771
New York Liberty Development Corp., Refunding RB,
4 World Trade Center Project, 5.75%, 11/15/51	2,560	2,913,101
New York State Dormitory Authority, ERB, Series B,
5.25%, 3/15/38	5,700	6,380,979
		23,629,325
Ohio — 1.6%
County of Allen Ohio, Refunding RB, Catholic Healthcare,
Series A, 5.25%, 6/01/38	3,120	3,321,053
Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp., RB, Series C,
5.25%, 8/01/40	1,750	1,943,393
South Carolina — 1.8%
South Carolina State Public Service Authority, RB,
Santee Cooper, Series A, 5.50%, 1/01/38	3,240	3,683,945
Texas — 7.0%
City of San Antonio Texas, Refunding RB, Series A,
5.25%, 2/01/31	3,989	4,617,558
Harris County Cultural Education Facilities Finance Corp.,
RB, Hospital, Texas Children’s Hospital Project,
5.50%, 10/01/39	5,400	6,035,742
North Texas Tollway Authority, RB, Special Projects,
System, Series A, 5.50%, 9/01/41	3,480	4,023,993
		14,677,293

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
Virginia — 0.9%
Fairfax County IDA Virginia, Refunding RB, Health Care,
Inova Health System, Series A, 5.50%, 5/15/35	$1,749	$1,956,589
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority,
Refunding RB, Froedtert & Community Health Inc.,
5.25%, 4/01/39	3,289	3,500,917
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 73.6%		154,936,578
Total Long-Term Investments
(Cost — $301,327,951) — 157.9%		332,469,616

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (c)(d)	3,123,889	3,123,889
Total Short-Term Securities
(Cost — $3,123,889) — 1.5%		3,123,889
Total Investments (Cost — $304,451,840) — 159.4%		335,593,505
Other Assets Less Liabilities — 5.2%		10,838,609
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (36.4)%		(76,544,668)
VRDP Shares, at Liquidation Value — (28.2)%		(59,400,000)
Net Assets Applicable to Common Shares — 100.0%		$210,487,446

(a)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
JPMorgan Securities	$365,299	$3,675

(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at January 31, 2012	Income
FFI Institutional
Tax-Exempt Fund	2,085,565	1,038,324	3,123,889	$436

(d)	Represents the current yield as of report date.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund (MYF)

•	Financial futures contracts sold as of January 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
	10-Year US	Chicago Board	March
71	Treasury Note	of Trade	2012	$9,389,750	$(124,385)

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$332,469,616	—	$332,469,616
Short-Term
Securities	$3,123,889	—	—	3,123,889
Total	$3,123,889	$332,469,616	—	$335,593,505

[1]	See above Schedule of Investments for values in each sector or political subdivision.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate
contracts	$(124,385)	—	—	$(124,385)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	25

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 117.5%
Corporate — 3.5%
New Jersey EDA, Refunding RB, New Jersey
American Water Co., Inc. Project Series A, AMT,
5.70%, 10/01/39	$2,925	$3,218,319
Salem County Utilities Authority, Refunding RB,
Atlantic City Electric, Series A, 4.88%, 6/01/29	4,550	4,991,396
		8,209,715
County/City/Special District/School District — 14.3%
City of Margate City New Jersey, GO, Improvement,
New Jersey:
5.00%, 1/15/26	1,200	1,400,376
5.00%, 1/15/27	845	977,496
City of Perth Amboy New Jersey, GO, CAB (AGM) (a):
5.29%, 7/01/33	1,575	1,632,881
5.29%, 7/01/34	1,925	1,987,081
County of Hudson New Jersey, COP, Refunding (NPFGC),
6.25%, 12/01/16	1,500	1,748,580
Essex County Improvement Authority, RB, Newark Project,
Series A (AGM), 6.00%, 11/01/30	545	625,202
Essex County Improvement Authority, Refunding RB,
Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,505,383
5.50%, 10/01/29	5,085	6,597,330
Garden State Preservation Trust, RB, Capital Appreciation,
Series A (AGM), 5.25%, 11/01/28 (b)	4,540	2,489,282
Hudson County Improvement Authority, RB, Harrison
Parking Facility Project, Series C (AGC),
5.38%, 1/01/44	4,800	5,339,136
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/22	1,455	1,592,396
Senior Heldrich Center Hotel, Series A,
5.00%, 1/01/20	655	395,646
Monmouth County Improvement Authority, RB,
Government Loan (AMBAC):
5.00%, 12/01/15	5	5,011
5.00%, 12/01/16	5	5,010
Newark Housing Authority, RB, South Ward Police Facility
(AGC), 6.75%, 12/01/38	2,215	2,726,532
Newark Housing Authority, Refunding RB, Redevelopment
Project (NPFGC), 4.38%, 1/01/37	2,875	2,628,153
		33,655,495
Education — 17.4%
New Jersey EDA, RB, School Facilities Construction:
Series CC-2, 5.00%, 12/15/31	1,700	1,877,106
Series CC-2, 5.00%, 12/15/32	1,300	1,428,518
New Jersey EDA, Refunding RB, Series GG,
5.25%, 9/01/27	3,000	3,472,920
New Jersey Educational Facilities Authority, RB:
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	1,033,230
Kean University, Series A, 5.50%, 9/01/36	4,060	4,525,073
Montclair State University, Series J, 5.25%, 7/01/38	1,140	1,240,753
Rider University, Series A, (Radian), 5.00%, 7/01/17	1,000	1,010,980
Rider University, Series A, (Radian), 5.25%, 7/01/34	1,450	1,474,911
Rider University, Series C, (Radian), 5.00%, 7/01/37	1,750	1,753,727
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM),
5.00%, 7/01/35	6,115	6,612,333
New Jersey Institute of Technology, Series H,
5.00%, 7/01/31	1,250	1,380,838
Rowan University, Series B (AGC), 5.00%, 7/01/24	1,800	2,039,544
University of Medicine & Dentistry, Series B,
7.13%, 12/01/23	1,300	1,618,864
University of Medicine & Dentistry, Series B,
7.50%, 12/01/32	1,625	1,985,587

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Higher Education Assistance Authority,
Refunding RB, Series 1A:
5.00%, 12/01/25	$1,035	$1,135,385
5.00%, 12/01/26	645	702,637
5.25%, 12/01/32	900	980,649
New Jersey Higher Education Student Assistance
Authority, RB, Series A, AMT, 5.75%, 12/01/29	4,045	4,442,947
Rutgers-State University of New Jersey, Refunding RB,
Series F, 5.00%, 5/01/39	2,000	2,205,340
		40,921,342
Health — 14.9%
New Jersey EDA, RB, Masonic Charity Foundation of
New Jersey:
5.25%, 6/01/24	1,425	1,480,732
5.25%, 6/01/32	685	705,399
New Jersey EDA, Refunding RB, First Mortgage,
Winchester, Series A:
5.75%, 11/01/24	2,500	2,582,075
5.80%, 11/01/31	1,000	1,022,910
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/41	2,435	2,859,859
Children’s Specialized Hospital, Series A,
5.50%, 7/01/36	1,540	1,560,944
Hospital Asset Transformation Program, Series A,
5.25%, 10/01/38	2,300	2,458,332
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,950	1,991,204
Meridian Health, Series I (AGC), 5.00%, 7/01/38	985	1,038,515
Pascack Valley Hospital Association,
6.63%, 7/01/36 (c)(d)	1,845	18
South Jersey Hospital, 5.00%, 7/01/36	385	393,235
Virtua Health (AGC), 5.50%, 7/01/38	2,500	2,736,850
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
Atlantic City Medical Center, 6.25%, 7/01/17 (e)	520	545,813
Atlantic City Medical System, 5.75%, 7/01/25	520	526,276
Barnabas Health, Series A, 5.63%, 7/01/32 (e)	1,090	1,166,823
Barnabas Health, Series A, 5.63%, 7/01/37 (e)	3,030	3,182,318
Capital Health System Obligation Group, Series A,
5.75%, 7/01/13	1,650	1,766,276
Meridian Health System Obligation, 5.00%, 7/01/25	1,000	1,145,480
Meridian Health System Obligation, 5.00%, 7/01/26	830	938,647
Robert Wood Johnson, 5.00%, 7/01/31	1,000	1,084,910
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,677,951
St. Barnabas Health Care System, Series A,
5.00%, 7/01/29	4,155	4,243,709
		35,108,276
Housing — 8.5%
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing Series CC, 5.00%, 10/01/34	3,455	3,613,446
S/F Housing, Series U, AMT, 4.95%, 10/01/32	700	716,996
S/F Housing, Series U, AMT, 5.00%, 10/01/37	1,000	1,019,990
S/F Housing, Series X, AMT, 4.85%, 4/01/16	3,605	3,699,812
S/F Housing, Series X, AMT, 5.05%, 4/01/18	600	643,194
Series A, 4.75%, 11/01/29	2,305	2,414,395
Series A, 6.50%, 10/01/38	1,365	1,476,329
Series A, AMT (FGIC), 4.90%, 11/01/35	1,365	1,364,905
New Jersey State Housing & Mortgage Finance
Agency, Refunding RB, S/F Housing, Series T, AMT,
4.65%, 10/01/32	4,945	5,010,867
		19,959,934
State — 40.4%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.12%, 11/01/23 (b)	1,860	1,299,098
Election of 2005, Series A, 5.80%, 11/01/22	4,300	5,020,164

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB:
Department Of Human Services Pooled,
5.00%, 7/01/12	$220	$223,272
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/24	1,415	1,716,749
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/25	2,000	2,443,100
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/33	12,500	13,410,625
School Facilities Construction, Series L (AGM),
5.00%, 3/01/30	5,800	6,125,032
School Facilities Construction, Series P,
5.00%, 9/01/15	3,000	3,408,840
School Facilities Construction, Series P,
5.25%, 9/01/16	2,710	3,100,674
School Facilities Construction, Series Z (AGC),
5.50%, 12/15/34	3,665	4,111,507
School Facilities Construction, Series Y,
5.00%, 9/01/33	880	945,745
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project Series B,
AMT, 5.60%, 11/01/34	2,430	2,715,233
School Facilities Construction, Series AA,
5.50%, 12/15/29	3,300	3,759,954
School Facilities Construction, Series AA,
5.25%, 12/15/33	1,000	1,105,280
New Jersey Transportation Trust Fund Authority, RB,
Transportation System:
CAB, Series A (AGC), 5.63%, 12/15/28	1,250	1,443,125
CAB, Series C (AMBAC), 5.05%, 12/15/35 (b)	4,140	1,229,207
Series A, 6.00%, 6/15/35	5,455	6,609,278
Series A, 5.88%, 12/15/38	3,650	4,189,689
Series A, 6.00%, 12/15/38	1,950	2,254,415
Series A, 5.50%, 6/15/41	5,000	5,736,950
Series A (AGC), 5.50%, 12/15/38	1,000	1,114,080
Series B, 5.25%, 6/15/36	5,000	5,625,750
Series B, 5.00%, 6/15/42	4,860	5,292,054
New Jersey Transportation Trust Fund Authority, Refunding
RB, Transportation System, Series B (AMBAC),
5.25%, 12/15/23	5,000	6,260,350
State of New Jersey, COP, Equipment Lease Purchase,
Series A:
5.25%, 6/15/27	4,200	4,733,652
5.25%, 6/15/28	1,100	1,232,429
		95,106,252
Transportation — 13.5%
Delaware River Port Authority, RB:
Port District Project, Series B (AGM), 5.70%, 1/01/22	1,000	1,002,540
Series D, 5.00%, 1/01/40	1,535	1,643,617
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC),
5.15%, 1/01/15 (a)	4,870	4,385,581
Series E, 5.25%, 1/01/40	2,525	2,782,878
Port Authority of New York & New Jersey, RB:
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	6,248,150
JFK International Air Terminal, 6.00%, 12/01/42	2,700	2,912,679
Port Authority of New York & New Jersey, Refunding RB,
Consolidated 152nd Series, AMT, 5.75%, 11/01/30	3,300	3,892,548
South Jersey Port Corp., RB:
4.75%, 1/01/18	4,280	4,383,148
4.85%, 1/01/19	2,485	2,542,801
5.00%, 1/01/20	2,000	2,045,000
		31,838,942

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Utilities — 5.0%
New Jersey EDA, Refunding RB, United Water of
New Jersey Inc., Series B (AMBAC), 4.50%, 11/01/25	$4,500	$4,904,775
Rahway Valley Sewerage Authority, RB, CAB, Series A
(NPFGC), 4.87%, 9/01/31 (b)	6,000	2,333,040
Union County Utilities Authority, Refunding RB, County
Deficiency Agreement, Series A, 5.00%, 6/15/41	4,115	4,621,886
		11,859,701
Total Municipal Bonds in New Jersey		276,659,657

Puerto Rico — 8.6%
County/City/Special District/School District — 6.4%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A:
5.75%, 8/01/37	6,000	6,715,800
6.00%, 8/01/42	4,000	4,525,040
Puerto Rico Sales Tax Financing Corp., Refunding RB,
First Sub-Series C, 6.00%, 8/01/39	3,320	3,804,786
		15,045,626
Transportation — 1.7%
Puerto Rico Highway & Transportation Authority,
Refunding RB:
Series AA, 4.95%, 7/01/26	590	639,796
Series CC (AGM), 5.50%, 7/01/30	2,000	2,399,940
Series CC (AGC), 5.50%, 7/01/31	895	1,068,290
		4,108,026
Utilities — 0.5%
Puerto Rico Electric Power Authority, RB, Series WW,
5.50%, 7/01/38	1,000	1,064,320
Total Municipal Bonds in Puerto Rico		20,217,972

US Virgin Islands — 1.5%
Corporate — 1.5%
United States Virgin Islands, Refunding RB, Senior
Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	3,500	3,500,035
Total Municipal Bonds in the US Virgin Islands		3,500,035
Total Municipal Bonds — 127.6%		300,377,664

Municipal Bonds Transferred to
Tender Option Bond Trusts (f)
New Jersey — 17.3%
Education — 1.8%
New Jersey EDA, RB, School Facilities Construction,
Series Z (AGC), 6.00%, 12/15/34	3,600	4,152,492
State — 3.1%
Garden State Preservation Trust, RB, Election of 2005,
Series A (AGM), 5.75%, 11/01/28	5,460	7,288,718
Transportation — 6.5%
New Jersey Transportation Trust Fund Authority,
RB, Transportation System, Series A (AGM),
5.00%, 12/15/32	4,100	4,450,919
Port Authority of New York & New Jersey, Refunding
RB, AMT:
Consolidated, 152nd Series, 5.25%, 11/01/35	3,764	4,090,842
Consolidated, 169th Series, 5.00%, 10/15/41	6,255	6,687,158
		15,228,919

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	27

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey (concluded)
Utilities — 5.9%
Union County Utilities Authority, Refunding RB, Covanta
Union, Series A, AMT, 5.25%, 12/01/31	$12,820	$14,013,414
		40,683,543

Puerto Rico — 1.0%
State — 1.0%
Puerto Rico Sales Tax Financing Corp., RB, Series C,
5.25%, 8/01/40	2,220	2,465,332
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 18.3%		43,148,875
Total Long-Term Investments
(Cost — $316,112,725) — 145.9%		343,526,539

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund,
0.00% (g)(h)	12,443,667	12,443,667
Total Short-Term Securities
(Cost — $12,443,667) — 5.3%		12,443,667
Total Investments (Cost — $328,556,392) — 151.2%		355,970,206
Other Assets Less Liabilities — 1.6%		3,725,995
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (9.4)%		(22,148,312)
VRDP Shares, at Liquidation Value — (43.4)%		(102,200,000)
Net Assets Applicable to Common Shares — 100.0%		$235,347,889

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Non-income producing security.
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at January 31, 2012	Income
BIF New Jersey
Municipal
Money Fund	13,176,800	(733,133)	12,443,667	$62

(h)	Represents the current yield as of report date.
•	Financial futures contracts sold as of January 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
	10-Year US	Chicago Board	March
80	Treasury Note	of Trade	2012	$10,580,000	$ (140,152)

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$343,526,539	—	$343,526,539
Short-Term
Securities	$12,443,667	—	—	12,443,667
Total	$12,443,667	$343,526,539	—	$355,970,206

[1]	See above Schedule of Investments for values in each sector or political subdivision.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate
contracts	$(140,152)	—	—	$(140,152)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Statements of Assets and Liabilities

January 31, 2012 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Assets
Investments at value — unaffiliated[1]	$95,765,589	$105,090,607	$564,456,129	$332,469,616	$343,526,539
Investments at value — affiliated[2]	611,276	2,629,074	5,029,220	3,123,889	12,443,667
Cash	—	—	—	—	3,281,303
Cash pledged as collateral for financial futures contracts	37,000	20,000	77,000	137,000	154,000
Interest receivable	969,856	758,634	7,702,478	4,364,144	3,133,630
Investments sold receivable	1,335,974	—	5,155,817	4,698,991	1,253,910
Deferred offering costs	195,171	215,831	284,357	253,076	316,163
TOB trust receivable	—	—	—	2,930,000	–
Prepaid expenses	574	639	7,999	4,871	5,173
Other assets	—	23,491	77,870	37,377	98,099
Total assets	98,915,440	108,738,276	582,790,870	348,018,964	364,212,484

Accrued Liabilities
Bank overdraft	17,423	15,011	41,878	5,115	—
Investments purchased payable	—	—	9,233,024	361,624	3,314,613
Income dividends payable — Common Shares	256,593	310,933	1,666,238	1,052,906	1,013,937
Investment advisory fees payable	45,007	43,392	227,623	142,500	145,987
Interest expense and fees payable	990	6,655	67,338	32,599	21,807
Officer’s and Directors’ fees payable	82	189	1,909	104	2,254
Margin variation payable	4,156	2,188	8,750	15,531	17,500
Other accrued expenses payable	20,476	2,936	9,082	9,040	4,796
Total accrued liabilities	344,727	381,304	11,255,842	1,619,419	4,520,894

Other Liabilities
TOB trust certificates	3,170,647	3,330,000	119,137,503	76,512,099	22,143,701
VRDP Shares, at liquidation value of $100,000 per share[3,4,5]	29,600,000	37,300,000	105,900,000	59,400,000	102,200,000
Total other liabilities	32,770,647	40,630,000	225,037,503	135,912,099	124,343,701
Total liabilities	33,115,374	41,011,304	236,293,345	137,531,518	128,864,595
Net Assets Applicable to Common Shareholders	$65,800,066	$67,726,972	$346,497,525	$210,487,446	$235,347,889

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[6,7]	$59,630,112	$60,590,891	$301,580,192	$189,259,747	$204,726,512
Undistributed net investment income	1,081,176	828,383	4,226,244	3,792,929	4,403,718
Accumulated net realized loss	(2,396,993)	(1,225,233)	(4,650,491)	(13,582,510)	(1,056,003)
Net unrealized appreciation/depreciation	7,485,771	7,532,931	45,341,580	31,017,280	27,273,662
Net Assets Applicable to Common Shareholders	$65,800,066	$67,726,972	$346,497,525	$210,487,446	$235,347,889
Net asset value per Common Share	$15.64	$14.84	$16.27	$15.49	$16.55
[1] Investments at cost — unaffiliated	$88,246,532	$97,540,157	$519,044,473	$301,327,951	$316,112,725
[2] Investments at cost — affiliated	$611,276	$2,629,074	$5,029,220	$3,123,889	$12,443,667
3 VRDP Shares outstanding, par value $0.10 per share	296	373	1,059	—	1,022
4 VRDP Shares outstanding, par value $0.05 per share	—	—	—	594	—
[5] Preferred Shares authorized	1,240	1,985	8,059	1 million	5,782
[6] Common Shares outstanding, 0.10 par value	4,206,439	4,563,888	21,295,255	13,585,888	14,221,829
[7] Common Shares authorized	200 million	200 million	200 million	unlimited	200 million

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	29

Statements of Operations

Six Months Ended January 31, 2012 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Investment Income
Interest	$2,135,805	$2,477,663	$12,143,982	$7,912,604	$7,746,646
Income — affiliated	—	—	—	436	62
Total income	2,135,805	2,477,663	12,143,982	7,913,040	7,746,708

Expenses
Investment advisory	259,883	261,844	1,356,807	808,964	842,764
Liquidity fees	93,123	19,064	413,461	231,912	399,015
Professional	41,665	28,344	64,586	59,329	38,237
Accounting services	15,573	15,327	40,085	24,164	24,350
Remarketing fees on Preferred Shares	11,429	145,629	54,127	30,360	52,236
Transfer agent	9,948	9,678	13,026	9,354	11,999
Custodian	6,925	3,728	9,713	5,400	6,539
Printing	6,732	5,188	18,065	9,654	13,055
Registration	5,206	942	4,008	3,478	3,391
Officer and Directors	3,390	3,836	18,119	8,867	9,072
Miscellaneous	27,033	29,933	53,727	22,302	34,315
Total expenses excluding interest expense, fees and amortization
of offering costs	480,907	523,513	2,045,724	1,213,784	1,434,973
Interest expense, fees and amortization of offering costs[1]	58,355	113,780	647,351	404,362	317,745
Total expenses	539,262	637,293	2,693,075	1,618,146	1,752,718
Less fees waived by advisor	(1,339)	—	(5,003)	(1,701)	(11,188)
Total expenses after fees waived	537,923	637,293	2,688,072	1,616,445	1,741,530
Net investment income	1,597,882	1,840,370	9,455,910	6,296,595	6,005,178

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	9,783	785,586	3,914,591	1,827,038	773,156
Financial futures contracts	(81,925)	(157,560)	28,632	(584,160)	(363,890)
	(72,142)	628,026	3,943,223	1,242,878	409,266
Net change in unrealized appreciation/depreciation on:
Investments	4,834,738	6,000,636	36,982,629	22,866,672	24,136,327
Financial futures contracts	28,315	74,882	(70,076)	152,817	56,970
	4,863,053	6,075,518	36,912,553	23,019,489	24,193,297
Total realized and unrealized gain	4,790,911	6,703,544	40,855,776	24,262,367	24,602,563

Dividends to AMPS Shareholders From
Net investment income	(68,450)	—	—	—	—
Net Increase in Net Assets Applicable to
Common Shareholders Resulting from Operations	$6,320,343	$8,543,914	$50,311,686	$30,558,962	$30,607,741

1 Related to TOBs and/or VRDP Shares.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Statements of Changes in Net Assets	BlackRock Muni New York Intermediate Fund, Inc. (MNE)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011
Operations
Net investment income	$1,597,882	$3,676,228
Net realized loss	(72,142)	(73,064)
Net change in unrealized appreciation/depreciation	4,863,053	(101,981)
Dividends to AMPS Shareholders from net investment income	(68,450)	(425,018)
Net increase in net assets applicable to Common Shareholders resulting from operations	6,320,343	3,076,165

Dividends to Common Shareholders From
Net investment income	(1,539,557)	(3,066,494)

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	4,780,786	9,671
Beginning of period	61,019,280	61,009,609
End of period	$65,800,066	$61,019,280
Undistributed net investment income	$1,081,176	$1,091,301

BlackRock MuniYield Arizona Fund, Inc. (MZA)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011
Operations
Net investment income	$1,840,370	$3,991,047
Net realized gain (loss)	628,026	(545,784)
Net change in unrealized appreciation/depreciation	6,075,518	(1,005,616)
Dividends to AMPS Shareholders from net investment income	—	(220,331)
Net increase in net assets applicable to Common Shareholders resulting from operations	8,543,914	2,219,316

Dividends to Common Shareholders From
Net investment income	(1,903,141)	(3,805,878)

Capital Share Transactions
Reinvestment of common dividends	—	54,635

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	6,640,773	(1,531,927)
Beginning of period	61,086,199	62,618,126
End of period	$67,726,972	$61,086,199
Undistributed net investment income	$828,383	$891,154

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	31

Statements of Changes in Net Assets	BlackRock MuniYield California Fund, Inc. (MYC)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011
Operations
Net investment income	$9,455,910	$20,314,878
Net realized gain (loss)	3,943,223	(2,026,046)
Net change in unrealized appreciation/depreciation	36,912,553	(5,929,821)
Dividends to AMPS Shareholders from net investment income	—	(558,419)
Net increase in net assets applicable to Common Shareholders resulting from operations	50,311,686	11,800,592

Dividends to Common Shareholders From
Net investment income	(10,093,951)	(19,847,178)

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	40,217,735	(8,046,586)
Beginning of period	306,279,790	314,326,376
End of period	$346,497,525	$306,279,790
Undistributed net investment income	$4,226,244	$4,864,285

BlackRock MuniYield Investment Fund (MYF)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011
Operations
Net investment income	$6,296,595	$13,231,449
Net realized gain (loss)	1,242,878	(707,747)
Net change in unrealized appreciation/depreciation	23,019,489	(7,175,483)
Dividends to AMPS Shareholders from net investment income	—	(276,033)
Net increase in net assets applicable to Common Shareholders resulting from operations	30,558,962	5,072,186

Dividends to Common Shareholders From
Net investment income	(6,314,637)	(12,484,922)

Capital Share Transactions
Reinvestment of common dividends	115,796	269,741

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	24,360,121	(7,142,995)
Beginning of period	186,127,325	193,270,320
End of period	$210,487,446	$186,127,325
Undistributed net investment income	$3,792,929	$3,810,971

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Statements of Changes in Net Assets	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011
Operations
Net investment income	$6,005,178	$13,022,724
Net realized gain	409,266	1,150,860
Net change in unrealized appreciation/depreciation	24,193,297	(6,891,568)
Dividends to AMPS Shareholders from net investment income	—	(489,633)
Net increase in net assets applicable to Common Shareholders resulting from operations	30,607,741	6,792,383

Dividends to Common Shareholders From
Net investment income	(6,380,965)	(12,386,553)

Capital Share Transactions
Reinvestment of common dividends	—	281,803

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	24,226,776	(5,312,367)
Beginning of period	211,121,113	216,433,480
End of period	$235,347,889	$211,121,113
Undistributed net investment income	$4,403,718	$4,779,505

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	33

Statements of Cash Flows

Six Months Ended January 31, 2012 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations, excluding
dividends to AMPS Shareholders	$6,388,793	$8,543,914	$50,311,686	$30,558,962	$30,607,741
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
(Increase) decrease in interest receivable	(25,346)	(14,272)	173,979	(49,949)	(104,885)
(Increase) decrease in deferred offering costs	21,604	(41,544)	87,856	(12,848)	69,702
(Increase) decrease in cash pledged as collateral for financial
futures contracts	(10,600)	19,600	(77,000)	(18,200)	(69,000)
Increase in other assets	—	(23,491)	(77,870)	(35,021)	(98,099)
Increase in investment advisory fees payable	2,321	464	7,347	12,475	11,484
Increase (decrease) in interest expense and fees payable	337	(4,476)	(34,345)	(26,643)	16,727
Increase (decrease) in other accrued expenses payable	(10,081)	1,530	(32,393)	9,040	(9,376)
Increase in prepaid expenses	5,492	8,057	20,355	17,808	20,713
Increase (decrease) in margin variation payable	(19,594)	(33,437)	8,750	(91,344)	(58,500)
Increase (decrease) in Officer’s and Directors’ fees payable	(128)	(81)	345	(657)	768
Net realized and unrealized gain on investments	(4,844,521)	(6,786,222)	(40,897,220)	(24,693,710)	(24,909,483)
Amortization of premium and accretion of discount on investments	78,348	31,939	931,623	364,606	(141,953)
Proceeds from sales of long-term investments	14,599,471	17,812,433	152,839,723	61,678,148	47,123,995
Purchases of long-term investments	(16,541,639)	(18,326,793)	(163,529,113)	(72,280,749)	(56,915,263)
Net proceeds from sales (purchases) of short-term securities	149,408	331,456	12,210	(1,038,281)	733,133
Cash provided by (used for) operating activities	(206,135)	1,519,077	(254,067)	(5,606,363)	(3,722,296)

Cash Provided by (Used for) Financing Activities
Cash receipts from TOB trust certificates	2,045,647	330,000	10,260,000	14,898,112	13,490,000
Cash payments for TOB trust certificates	—	—	–	(2,950,000)	—
Cash payments on redemption of AMPS	(29,625,000)	–	–	—	—
Cash receipts from issuance of VRDP Shares	29,600,000	–	–	—	—
Cash payments for offering costs	(216,775)	–	–	—	—
Cash dividends paid to Common Shareholders	(1,539,557)	(1,909,398)	(10,110,040)	(6,301,240)	(6,398,111)
Cash dividends paid to AMPS Shareholders	(75,603)	—	—	—	—
Increase (decrease) in bank overdraft	17,423	15,011	41,878	(40,509)	(88,290)
Cash provided by (used for) financing activities	206,135	(1,564,387)	191,838	5,606,363	7,003,599

Cash
Net increase (decrease) in cash	—	$(45,310)	$(62,229)	—	$3,281,303
Cash at beginning of year	—	45,310	62,229	—	—
Cash at end of year	—	—	—	—	$3,281,303

Cash Flow Information
Cash paid during the year for interest and fees	$58,018	$118,256	$34,345	$431,005	$301,018

Noncash Financing Activities

Capital shares issued in reinvestment of dividends
paid to Common Shareholders	—	—	—	$115,796	—

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the year, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Financial Highlights	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

	Six Months Ended January 31, 2012	Year Ended July 31,			Period June 1, 2008 to July 31,	Year Ended May 31,
	(Unaudited)	2011	2010	2009	2008	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.51	$14.50	$12.99	$13.51	$14.05	$14.91	$14.66
Net investment income[1]	0.38	0.87	0.88	0.87	0.14	0.91	0.90
Net realized and unrealized gain (loss)	1.14	(0.03)	1.40	(0.55)	(0.53)	(0.86)	0.24
Dividends to AMPS Shareholders from net
investment income	(0.02)	(0.10)	(0.10)	(0.20)	(0.04)	(0.27)	(0.25)
Net increase (decrease) from investment operations	1.50	0.74	2.18	0.12	(0.43)	(0.22)	0.89
Dividends to Common Shareholders from net
investment income	(0.37)	(0.73)	(0.67)	(0.64)	(0.11)	(0.64)	(0.64)
Net asset value, end of period	$15.64	$14.51	$14.50	$12.99	$13.51	$14.05	$14.91
Market price, end of period	$15.01	$12.98	$13.54	$11.60	$12.12	$12.81	$13.93

Total Investment Return Applicable to Common Shareholders[2]
Based on net asset value	10.61%[3]	5.71%	17.67%	2.26%	(3.01)%[3]	(1.10)%	6.57%
Based on market price	18.67%[3]	1.26%	23.05%	1.79%	(4.56)%[3]	(3.48)%	12.02%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.71%[5]	1.23%	1.20%	1.33%	1.39%[6]	1.28%	1.31%
Total expenses after fees waived and paid indirectly[4]	1.71%[5]	1.22%	1.12%	1.15%	1.15%[6]	1.04%	1.08%
Total expenses after fees waived and paid indirectly
and excluding interest expense, fees and amortization
offering costs[4,7]	1.52%[5]	1.21%	1.12%	1.11%	1.11%[6]	1.04%	1.08%
Net investment income[4]	5.07%[5]	6.16%	6.30%	7.01%	6.36%[6]	6.31%	6.01%
Dividends to AMPS Shareholders	0.22%[5]	0.71%	0.75%	1.59%	1.84%[6]	1.89%	1.66%
Net investment income to Common Shareholders	4.85%[5]	5.45%	5.55%	5.42%	4.52%[6]	4.42%	4.35%

Supplemental Data
Net assets applicable to Common Shareholders, end of
period (000)	$65,800	$61,019	$61,010	$54,642	$56,830	$59,101	$62,701
AMPS outstanding at $25,000 liquidation preference, end of
period (000)	—	$29,632	$29,625	$29,625	$29,625	$31,000	$31,000
VRDP Shares outstanding at $100,000 liquidation value,
end of period	$29,600	—	—	—	—	—	—
Portfolio turnover	16%	23%	27%	32%	2%	21%	29%
Asset coverage per AMPS at $25,000 liquidation preference,
end of period	—	$76,499	$76,492	$71,119	$72,970	$72,676	$75,573
Asset coverage per VRDP Shares at $100,000 liquidation
value, end of period	$322,298	—	—	—	—	—	—

[1]	Based on average Common Shares outstanding.
[2]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Do not reflect the effect of dividends to AMPS Shareholders.
[5]	Annualized.
[6]	Annualized. Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratio of the total expenses, total expenses after fees waived and paid indirectly, total expenses after fees waived and fees paid indirectly and excluding interest expense and fees, net investment income and net investment income to Common Shareholders would have been 1.79%, 1.55%, 1.50%, 5.96% and 4.12%, respectively.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	35

Financial Highlights	BlackRock MuniYield Arizona Fund, Inc. (MZA)

	Six Months Ended January 31, 2012	Year Ended July 31,			Period November 1, 2007 to July 31,	Year Ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.38	$13.73	$12.40	$12.81	$13.96	$14.53	$14.39
Net investment income[1]	0.40	0.87	0.93	0.95	0.72	0.95	0.98
Net realized and unrealized gain (loss)	1.48	(0.33)	1.28	(0.47)	(1.00)	(0.46)	0.36
Dividends and distributions to AMPS Shareholders from:
Net investment income	—	(0.06)	(0.06)	(0.19)	(0.19)	(0.29)	(0.26)
Net realized gain	—	—	—	—	(0.05)	(0.02)	(0.02)
Net increase (decrease) from investment operations	1.88	0.48	2.15	0.29	(0.52)	0.18	1.06
Dividends and distributions to Common Shareholders from:
Net investment income	(0.42)	(0.83)	(0.82)	(0.70)	(0.51)	(0.69)	(0.80)
Net realized gain	—	—	—	—	(0.12)	(0.06)	(0.12)
Total dividends and distributions to Common Shareholders	(0.42)	(0.83)	(0.82)	(0.70)	(0.63)	(0.75)	(0.92)
Capital charges with respect to issuance of AMPS	—	—	—	—	—	—	0.00[2]
Net asset value, end of period	$14.84	$13.38	$13.73	$12.40	$12.81	$13.96	$14.53
Market price, end of period	$14.48	$12.83	$13.67	$12.85	$13.94	$13.66	$14.79

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	14.36%[4]	3.92%	17.75%	3.27%	(3.79)%[4]	1.29%	7.47%
Based on market price	16.37%[4]	0.09%	13.13%	(1.66)%	6.99%[4]	(2.63)%	(1.80)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.99%[5]	1.52%[6]	1.25%	1.46%[6]	1.61%[5,6]	1.76%[6]	1.71%[6]
Total expenses after fees waived and paid indirectly	1.99%[5]	1.52%[6]	1.24%	1.42%[6]	1.59%[5,6]	1.75%[6]	1.70%[6]
Total expenses after fees waived and paid indirectly
and excluding interest expense, fees and amortization
of offering costs[7]	1.64%[5]	1.43%[6]	1.22%	1.36%[6]	1.40%[5,6]	1.37%[6]	1.33%[6]
Net investment income	5.75%[5]	6.62%[6]	6.99%	8.16%[6]	7.19%[5,6]	6.65%[6]	6.90%[6]
Dividends to AMPS Shareholders	—	0.36%	0.44%	1.61%	1.94%[5]	2.04%	1.83%
Net investment income to Common Shareholders	5.75%[5]	6.26%	6.56%	6.55%	5.25%[5]	4.61%	5.07%

Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$67,727	$61,086	$62,618	$56,449	$58,218	$63,228	$65,611
AMPS outstanding at $25,000 liquidation preference,
end of period (000)	—	—	$38,800	$38,800	$40,300	$40,300	$40,300
VRDP Shares outstanding at $100,000 liquidation
preference, end of period	$37,300	$37,300	—	—	—	—	—
Portfolio turnover	13%	16%	25%	39%	13%	31%	31%
Asset coverage per AMPS at $25,000 liquidation
preference, end of period	—	—	$65,350	$61,375	$61,122	$64,232	$65,708
Asset coverage per VRDP Share at $100,000 liquidation
value, end of period	$281,574	$263,770	—	—	—	—	—

[1]	Based on average Common Shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Do not reflect the effect of dividends to AMPS Shareholders.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Financial Highlights	BlackRock MuniYield California Fund, Inc. (MYC)

	Six Months Ended January 31, 2012	Year Ended July 31,			Period November 1, 2007 to July 31,	Year Ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.38	$14.76	$13.47	$13.71	$14.60	$15.11	$14.73
Net investment income[1]	0.44	0.95	0.94	0.91	0.69	0.93	0.96
Net realized and unrealized gain (loss)	1.92	(0.37)	1.21	(0.33)	(0.88)	(0.49)	0.37
Dividends to AMPS Shareholders from net
investment income	—	(0.03)	(0.03)	(0.13)	(0.20)	(0.29)	(0.25)
Net increase (decrease) from investment operations	2.36	0.55	2.12	0.45	(0.39)	0.15	1.08
Dividends to Common Shareholders from net
investment income	(0.47)	(0.93)	(0.83)	(0.69)	(0.50)	(0.66)	(0.70)
Capital charges with respect to issuance of AMPS	—	—	—	—	—	—	0.00[2]
Net asset value, end of period	$16.27	$14.38	$14.76	$13.47	$13.71	$14.60	$15.11
Market price, end of period	$16.20	$13.29	$14.44	$12.44	$13.07	$13.25	$14.00

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	16.81%[4]	4.28%	16.59%	4.64%	(2.55)%[4]	1.36%	8.03%
Based on market price	25.85%[4]	(1.49)%	23.51%	1.37%	2.37%[4]	(0.72)%	10.28%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.66%[5]	1.49%[6]	1.19%[6]	1.49%[6]	1.49%[5,6]	1.77%[6]	1.52%[6]
Total expenses after fees waived	1.66%[5]	1.49%[6]	1.18%[6]	1.47%[6]	1.45%[5,6]	1.75%[6]	1.51%[6]
Total expenses after fees waived and excluding interest
expense, fees and amortization of offering costs[7]	1.26%[5]	1.16%[6]	0.99%[6]	1.08%[6]	1.06%[5,6]	1.06%[6]	1.06%[6]
Net investment income	5.84%[5]	6.76%[6]	6.53%[6]	7.07%[6]	6.24%[5,6]	6.29%[6]	6.51%[6]
Dividends to AMPS Shareholders	—	0.18%	0.22%	0.99%	1.83%[5]	1.93%	1.70%
Net investment income to Common Shareholders	5.84%[5]	6.58%	6.31%	6.08%	4.41%[5]	4.36%	4.81%

Supplemental Data
Net assets applicable to Common Shareholders, end
of period (000)	$346,498	$306,280	$314,326	$286,805	$292,002	$310,934	$321,701
AMPS outstanding at $25,000 liquidation preference,
end of period (000)	—	—	$105,950	$105,950	$126,500	$175,000	$175,000
VRDP Shares outstanding at $100,000 liquidation
preference, end of period	$105,900	$105,900	—	—	—	—	—
Portfolio turnover	30%	33%	41%	38%	30%	41%	39%
Asset coverage per AMPS at $25,000 liquidation
preference, end of period	—	—	$99,173	$92,679	$82,724	$69,452	$70,985
Asset coverage per VRDP Share at $100,000 liquidation
value, end of period	$427,193	$389,216	—	—	—	—	—

[1]	Based on average Common Shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Do not reflect the effect of dividends to AMPS Shareholders.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	37

Financial Highlights	BlackRock MuniYield Investment Fund (MYF)

	Six Months Ended January 31, 2012	Year Ended July 31,			Period November 1, 2007 to July 31,	Year Ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.71	$14.26	$12.95	$13.59	$14.53	$15.11	$14.91
Net investment income[1]	0.46	0.97	0.96	0.96	0.73	0.99	0.99
Net realized and unrealized gain (loss)	1.79	(0.58)	1.18	(0.77)	(0.94)	(0.57)	0.28
Dividends to AMPS Shareholders from net
investment income	—	(0.02)	(0.02)	(0.13)	(0.21)	(0.30)	(0.26)
Net increase (decrease) from investment operations	2.25	0.37	2.12	0.06	(0.42)	0.12	1.01
Dividends to Common Shareholders from net
investment income	(0.47)	(0.92)	(0.81)	(0.70)	(0.52)	(0.70)	(0.81)
Capital charges with respect to issuance of AMPS	—	—	—	—	—	—	(0.00)[2]
Net asset value, end of period	$15.49	$13.71	$14.26	$12.95	$13.59	$14.53	$15.11
Market price, end of period	$15.75	$13.08	$14.36	$11.72	$11.91	$12.86	$14.35

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	16.71%[4]	2.97%	17.12%	1.93%	(2.52)%[4]	1.21%	7.24%
Based on market price	15.75%[4]	(2.45)%	30.32%	5.26%	(3.48)%[4]	(5.68)%	1.71%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.65%[5]	1.45%[6]	1.26%[6]	1.35%[6]	1.42%[5,6]	1.47%[6]	1.44%[6]
Total expenses after fees waived	1.65%[5]	1.45%[6]	1.26%[6]	1.34%[6]	1.40%[5,6]	1.46%[6]	1.42%[6]
Total expenses after fees waived and excluding interest
expense, fees and amortization of offering costs[7]	1.24%[5]	1.14%[6]	1.02%[6]	1.12%[6]	1.10%[5,6]	1.10%[6]	1.09%[6]
Net investment income	6.42%[5]	7.22%[6]	6.92%[6]	7.66%[6]	6.77%[5,6]	6.72%[6]	6.63%[6]
Dividends to AMPS Shareholders	—	0.15%	0.18%	1.09%	1.92%[5]	2.01%	1.75%
Net investment income to Common Shareholders	6.42%[5]	7.07%	6.74%	6.57%	4.85%[5]	4.71%	4.88%

Supplemental Data
Net assets applicable to Common Shareholders, end
of period (000)	$210,487	$186,127	$193,270	$175,610	$184,315	$197,014	$204,865
AMPS outstanding at $25,000 liquidation preference,
end of period (000)	—	—	$59,475	$59,475	$90,825	$110,000	$110,000
VRDP Shares outstanding at $100,000 liquidation
preference, end of period	$59,400	$59,400	—	—	—	—	—
Portfolio turnover	20%	27%	41%	63%	22%	25%	46%
Asset coverage per AMPS at $25,000 liquidation
preference, end of period	—	—	$106,242	$98,819	$75,742	$69,790	$71,574
Asset coverage per VRDP Share at $100,000 liquidation
value, end of period	$454,356	$413,346	—	—	—	—	—

[1]	Based on average Common Shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Do not reflect the effect of dividends to AMPS Shareholders.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Financial Highlights	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

	Six Months Ended January 31, 2012	Year Ended July 31,			Period December 1, 2007 to July 31,	Year Ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.84	$15.24	$14.13	$14.36	$15.18	$15.90	$15.37
Net investment income[1]	0.43	0.92	1.00	0.98	0.62	1.01	1.00
Net realized and unrealized gain (loss)	1.73	(0.41)	1.00	(0.34)	(0.79)	(0.74)	0.54
Dividends to AMPS Shareholders from net
investment income	—	(0.03)	(0.04)	(0.15)	(0.18)	(0.29)	(0.25)
Net increase (decrease) from investment operations	2.16	0.48	1.96	0.49	(0.35)	(0.02)	1.29
Dividends to Common Shareholders from net
investment income	(0.45)	(0.88)	(0.85)	(0.72)	(0.47)	(0.70)	(0.76)
Net asset value, end of period	$16.55	$14.84	$15.24	$14.13	$14.36	$15.18	$15.90
Market price, end of period	$15.90	$13.53	$15.19	$13.49	$13.52	$13.66	$15.47

Total Investment Return Applicable to Common Shareholders[2]
Based on net asset value	14.93%[3]	3.55%	14.34%	4.50%	(2.17)%[3]	0.11%	8.83%
Based on market price	21.11%[3]	(5.28)%	19.38%	5.96%	2.35%[3]	(7.41)%	13.17%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.58%[4]	1.26%[5]	1.01%[5]	1.15%[5]	1.22%[4,5]	1.28%[5]	1.44%[5]
Total expenses after fees waived	1.57%[4]	1.25%[5]	1.00%[5]	1.14%[5]	1.20%[4,5]	1.27%[5]	1.44%[5]
Total expenses after fees waived and excluding
interest expense, fees and amortization of
offering costs[6]	1.29%[4]	1.14%[5]	0.98%[5]	1.05%[5]	1.13%[4,5]	1.10%[5]	1.09%[5]
Net investment income	5.42%[4]	6.26%[5]	6.71%[5]	7.21%[5]	6.27%[4,5]	6.56%[5]	6.50%[5]
Dividends to AMPS Shareholders	—	0.23%	0.30%	1.12%	1.85%[4]	1.85%	1.65%
Net investment income to Common Shareholders	5.42%[4]	6.03%	6.41%	6.09%	4.42%[4]	4.71%	4.85%

Supplemental Data
Net assets applicable to Common Shareholders, end
of period (000)	$235,348	$211,121	$216,433	$200,740	$204,022	$215,585	$225,855
AMPS outstanding at $25,000 liquidation preference,
end of period (000)	—	—	$102,200	$102,200	$104,725	$119,000	$119,000
VRDP Shares outstanding at $100,000 liquidation
preference, end of period	$102,200	$102,200	—	—	—	—	—
Portfolio turnover	15%	18%	15%	21%	11%	18%	9%
Asset coverage per AMPS at $25,000 liquidation
preference, end of period	—	—	$77,946	$74,107	$73,709	$70,305	$72,452
Asset coverage per VRDP Share at $100,000
liquidation value, end of period	$330,282	$306,576	—	—	—	—	—

[1]	Based on average Common Shares outstanding.
[2]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Do not reflect effect of dividends to Preferred Shareholders.
[6]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	39

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Muni New York Intermediate Duration Fund, Inc. (“MNE”), BlackRock MuniYield Arizona Fund, Inc. (“MZA”), BlackRock MuniYield California Fund, Inc. (“MYC”), BlackRock MuniYield Investment Fund (“MYF”) and BlackRock MuniYield New Jersey Fund, Inc. (“MYJ”) (collectively, the “Funds”) are registered under the 1940 Act as non-diversified, closed-end management investment companies. MNE, MZA, MYC and MYJ are organized as Maryland corporations. MYF is organized as a Massachusetts business trust. The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Board of Directors and the Board of Trustees of the Funds are referred to throughout this report as the “Board of Directors” or the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors.” The Funds determine and make available for publication the NAVs of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved each Fund’s Board. Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBs: The Funds leverage their assets through the use of TOBs. A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be terminated without the consent of a Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the six months ended January 31, 2012, no TOBs that the Funds participated in were terminated without the consent of the Funds.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Fund in exchange for TOB trust certificates. The Funds typically invests the cash in additional municipal bonds. Each Fund's transfer of the municipal bonds to a TOB is accounted for as a secured borrowing; therefore, the municipal bonds deposited into a TOB are presented in the Funds' Schedules of Investments and the TOB trust certificates are shown in other liabilities in the Statements of Assets and Liabilities.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Notes to Financial Statements (continued)

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date.

At January 31, 2012, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for TOB trust certificates and the range of interest rates on the liability for TOB trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for TOB Trust Certificates	Range of Interest Rates
MNE	$6,898,323	$3,170,647	0.08% – 0.20%
MZA	$7,456,072	$3,330,000	0.08% – 0.08%
MYC	$245,586,097	$119,137,503	0.08% – 0.28%
MYF	$154,936,578	$76,512,099	0.07% – 0.46%
MYJ	$43,148,875	$22,143,701	0.08% – 0.14%

For the six months ended January 31, 2012, the Funds' average TOB trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
MNE	$1,748,021	0.69%
MZA	$3,242,120	0.67%
MYC	$111,669,242	0.66%
MYF	$67,277,364	0.71%
MYJ	$2,914,788	0.62%

Should short-term interest rates rise, the Funds' investments in TOBs may adversely affect the Funds' net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect each Fund’s NAV per share.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 7.

Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' US federal tax returns remains open for each of the following periods:

	Year Ended	Period	Year Ended
MNE	July 31, 2011	June 1, 2008 to	May 31, 2008
	July 31, 2010	July 31, 2008
July 31, 2009
MZA	July 31, 2011	November 1, 2007 to	N/A
	July 31, 2010	July 31, 2008
July 31, 2009
MYC	July 31, 2011	November 1, 2007 to	N/A
	July 31, 2010	July 31, 2008
July 31, 2009
MYF	July 31, 2011	November 1, 2007 to	N/A
	July 31, 2010	July 31, 2008
July 31, 2009
MYJ	July 31, 2011	December 1, 2007 to	N/A
	July 31, 2010	July 31, 2008
July 31, 2009

The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships

SEMI-ANNUAL REPORT	JANUARY 31, 2012	41

Notes to Financial Statements (continued)

between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Fund's Board, independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund. Each Fund may, however, elect to invest in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund's deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

Offering Costs: The Funds incurred costs in connection with their issuance of VRDP Shares, which were recorded as a deferred charge and will be amortized over the 30-year life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider which are amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and coun-terparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of January 31, 2012
Liability Derivatives
		MNE	MZA	MYC	MYF	MYJ
	Statements of Assets and Liabilities Location	Value

	Net unrealized
Interest rate contracts	appreciation/depreciation[1]	$ (33,286)	$(17,519)	$(70,076)	$(124,385)	$(140,152)

[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.
42	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statements of Operations
Six Months Ended January 31, 2012
Net Realized Gain (Loss) from
	MNE	MZA	MYC	MYF	MYJ
Interest rate contracts:
Financial futures contracts	$(81,925)	$(157,560)	$28,632	$(584,160)	$(363,890)
Net Change in Unrealized Appreciation/Depreciation on
	MNE	MZA	MYC	MYF	MYJ
Interest rate contracts:
Financial futures contracts	$28,315	$74,882	$(70,076)	$152,817	$56,970
For the six months ended January 31, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:
	MNE	MZA	MYC	MYF	MYJ
Financial futures contracts:
Average number of contracts sold	10	5	20	36	40
Average notional value of contracts sold	$1,256,375	$661,250	$2,645,000	$4,694,875	$5,290,000

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

MNE	0.55%
MZA	0.50%
MYC	0.50%
MYF	0.50%
MYJ	0.50%

Average daily net assets are the average daily value of each Fund’s total assets minus the sum of its accrued liabilities.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund's investment in other affiliated investment companies, if any. These amounts are shown as fees waived by advisor in the Statements of Operations. For the six month ended January 31, 2012, the amounts waived were as follows:

MNE	$1,339
MYC	$5,003
MYF	$1,701
MYJ	$11,188

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. TheManager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Certain officers and/or Directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds' Chief Compliance Officer.

4. Investments:

Purchases and sales of investments excluding short-term securities for the six months ended January 31, 2012 were as follows:

	Purchases	Sales
MNE	$ 16,541,639	$ 15,935,445
MZA	$ 14,773,866	$ 16,160,767
MYC	$168,109,965	$157,995,540
MYF	$ 62,056,122	$ 65,725,393
MYJ	$ 55,888,429	$ 48,311,830

SEMI-ANNUAL REPORT	JANUARY 31, 2012	43

Notes to Financial Statements (continued)

5. Income Tax Information:

As of July 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	MNE	MZA	MYC	MYF	MYJ
2016	$737,526	$318,483	—	$2,078,369	—
2017	501,235	—	—	—	—
2018	840,312	870,092	$4,863,354	9,884,628	$1,223,654
2019	—	68,648	—	—	—
Total	$2,079,073	$1,257,223	$4,863,354	$11,962,997	$1,223,654

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after July 31, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$85,515,780	$96,853,918	$404,749,494	$228,750,806	$306,551,620
Gross unrealized appreciation	$7,854,668	$7,885,949	$45,772,940	$31,630,925	$28,547,931
Gross unrealized depreciation	(164,230)	(350,186)	(174,588)	(1,300,325)	(1,273,046)
Net unrealized appreciation	$7,690,438	$7,535,763	$45,598,352	$30,330,600	$27,274,885

6. Concentration, Market and Credit Risk:

MNE, MZA, MYC and MYJ invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counter-party credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds' Statements of Assets and Liabilities, less any collateral held by the Funds.

As of January 31, 2012, MZA and MYC invest a significant portion of their assets in securities in the County/City/Special District/School District and Utilities sectors. MYF invests a significant portion of its assets in securities in the County/City/Special District/School District and Transportation sectors. MYJ invests a significant portion of its assets in securities in the State sector. Changes in economic conditions affecting the County/City/Special District/School District, State, Transportation and Utilities sectors would have a greater impact on the Funds, and could affect the value, income and/or liquidity of positions in such securities.

7. Capital Share Transactions:

Each Fund, except for MYF, is authorized to issue 200 million shares (MYF is authorized to issue an unlimited number of common shares, par value $0.10 per share), except MYF, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders. MYF is authorized to issue 1 million Preferred Shares, par value $0.05 per share.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended January 31, 2012	Year Ended July 31, 2011
MZA	—	3,936
MYF	8,029	19,835
MYJ	—	18,587

Shares issued and outstanding remained constant for MNE and MYC for the six months ended January 31, 2012 and the year ended July 31, 2011.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Notes to Financial Statements (continued)

Preferred Shares

The Funds’ Preferred Shares rank prior to the Funds’ Common Shares as to the payment of dividends by the Funds and distribution of assets upon dissolution or liquidation of the Funds. The 1940 Act prohibits the declaration of any dividend on the Funds’ Common Shares or the repurchase of the Funds’ Common Shares if the Funds fail to maintain the asset coverage of at least 200% of the liquidation preference of the outstanding Preferred Shares. In addition, pursuant to the Preferred Shares' governing instrument, the Funds are restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Preferred Shares or repurchasing such shares if the Funds fail to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares governing instrument or comply with the basic maintenance amount requirement of the rating agencies then rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for the Funds. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change the Funds’ sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MNE, MZA, MYC, MYF and MYJ, (collectively, the “VRDP Funds”), have issued Series W-7 VRDP Shares, $100,000 liquidation value per share, in a privately negotiated offering. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933 and include a liquidity feature that allows the holders of VRDP Shares to have their shares purchased by the liquidity provider in the event of a failed remarketing. The VRDP Funds are required to redeem the VRDP Shares owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Upon the occurrence of an unsuccessful remar-keting, the VRDP Funds are required to segregate liquid assets to fund the redemption. The VRDP Shares are subject to certain restrictions on transfer. The VRDP Shares issued for the six months ended January 31, 2012 were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MNE.	9/15/11	296	$ 29,600,000	10/01/41

The VRDP Shares issued for the year ended July 31, 2011 were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MZA	5/19/11	373	$ 37,300,000	6/01/41
MYC	5/19/11	1,059	$105,900,000	6/01/41
MYF	5/19/11	594	$ 59,400,000	6/01/41
MYJ	4/21/11	1,022	$102,200,000	5/01/41

The VRDP Funds have entered into a fee agreement with the liquidity provider that required an initial commitment and a per annum liquidity fee to be paid to the liquidity provider. These fees are shown as liquidity fees in the Statements of Operations.

The fee agreements between the VRDP Funds and the liquidity provider are for a one year term and are scheduled to expire unless renewed or terminated in advance as follows:

Liquidity Agreement Date
MNE	9/12/12
MZA	5/16/12
MYC	5/16/12
MYF	5/16/12
MYJ	4/18/12

In the event the fee agreement is not renewed or is terminated in advance and the VRDP Funds do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The VRDP Funds are required to redeem any VRDP Shares purchased by the liquidity provider six months after the purchase date. Immediately after the purchase of any VRDP Shares by the liquidity provider, the VRDP Funds are required to begin to segregate liquid assets with the VRDP Fund’s custodian to fund the redemption. There is no assurance the VRDP Funds will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Each VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, each VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, VRDP Funds are required to redeem certain of its outstanding VRDP Shares if it fails to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of the VRDP Funds. The redemption price per VRDP Share is equal to the liquidation value per share plus any outstanding unpaid dividends. In the event of an optional redemption of VRDP Shares prior to the initial termination date of the fee agreement, the VRDP Funds must pay the liquidity provider fees on such redeemed VRDP Shares for the remaining term of the fee agreement up to the initial termination date.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	45

Notes to Financial Statements (continued)

Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate as discussed below. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned a long-term rating of Aaa from Moody’s and AAA from Fitch. Moody’s has announced a review of its rating methodologies with respect to investment company securities, and any amendments to its rating methodologies may adversely affect Moody’s current long-term ratings of the VRDP Shares.

The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares. Although not directly correlated, a change in the short-term credit rating of the VRDP Shares may adversely affect the dividend rate paid on such shares. As of January 31, 2012, the short-term ratings of the liquidity provider and the VRDP Shares are P-1/F-1 and P-1/F-1 as rated by Moody’s and Fitch, respectively. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories. Moody's has placed the liquidity provider and the short-term ratings of the VRDP Shares on review for possible downgrade.

For financial reporting purposes, VRDP Shares are considered debt of the issuer; therefore, the liquidation value of VRDP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

The VRDP Funds pay commissions of 0.10% on the aggregate principal amount of all VRDP Shares, which are included in remarketing fees on Preferred Shares in the Statements of Operations. All of the Funds’ VRDP Shares have successfully remarketed since issuance, with annualized dividend rates for the six months ended January 31, 2012 as follows:

Rate
MNE*	0.27%
MZA	0.28%
MYC	0.26%
MYF	0.28%
MYJ	0.28%

*	Period September 15, 2011 through January 31, 2012

VRDP Shares issued and outstanding remained constant for MZA, MYC, MYF and MYJ for the six months ended January 31, 2012.

AMPS

The AMPS are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The AMPS are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Fund, as set forth in each Fund's Articles Supplementary/Statement of Preferences (the “Governing Instrument”) are not satisfied.

From time to time in the future, each Fund may effect repurchases of its AMPS at prices below their liquidation preference as agreed upon by the Fund and seller. Each Fund also may redeem its AMPS from time to time as provided in the applicable Governing Instrument. Each Fund intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

MNE had the following series of AMPS outstanding from August 1, 2011 through October 3, 2011 during the period:

	Series	Preferred Shares	Reset Frequency Date
MNE	F	485	7

Dividends on seven-day AMPS are cumulative at a rate which is reset every seven days, based on the results of an auction. If the AMPS fail to clear the auction on an auction date, MNE is required to pay the maximum applicable rate on the AMPS to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on the AMPS was the higher of 110% of the AA commercial paper rate plus or times (i) the Telerate/BBA LIBOR or (ii) 90% of the Kenny S&P 30-day High Grade Index divided by 1.00 minus the marginal tax rate. The low, high and average dividend rates on the AMPS for MNE for the six months ended January 31, 2012 were as follows:

	Series	Low	High	Average
MNE	F -7	1.31%	1.38%	1.35%

Since February 13, 2008, the AMPS of MNE failed to clear any of their auctions. As a result, the AMPS dividend rates were reset to the maximum applicable rate, which ranged from 1.31% to 1.38% for the six months ended January 31, 2012. A failed auction is not an event of default for MNE but it has a negative impact on the liquidity of AMPS. A failed auction occurs when there are more sellers of MNE’s AMPS than buyers.

MNE pays commissions of 0.15% on the aggregate principal amount of all shares that fail to clear their auctions and 0.25% on the aggregate principal amount of all shares that successfully clear their auctions. Certain broker dealers have individually agreed to reduce commissions for failed auctions. The commissions paid to these broker dealers are included in remarketing fees on Preferred Shares in the Statements of Operations.

46	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Notes to Financial Statements (concluded)

During the six months ended January 31, 2012, MNE announced the following redemptions of AMPS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal
MNE	F -7	10/03/11	1,185	$29,625,000

MNE financed the AMPS redemptions with proceeds received from the issuance of VRDP Shares and with cash received from TOB transactions.

8. Subsequent Events:

Management's evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Fund paid a net investment income dividend on March 1, 2012 to Common Shareholders of record on February 15, 2012 as follows:

Common Dividend Per Share
MNE	$0.0610
MZA	$0.0695
MYC	$0.0790
MYF	$0.0775
MYJ	$0.0725

The dividends declared on VRDP Shares for the period February 1, 2012 to February 29, 2012 were as follows:

	Series	Dividends Declared
MNE	W-7	$ 6,753
MZA	W-7	$ 8,214
MYC	W-7	$21,643
MYF	W-7	$13,081
MYJ.	W-7	$22,506

SEMI-ANNUAL REPORT	JANUARY 31, 2012	47

Officers and Directors1

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chairperson of the Board, Chairperson
   of the Audit Committee and Director
Paul. L. Audet, Director
Michael J. Castellano, Director and Member of the Audit Committee
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Anne Ackerley, Vice President
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money
   Laundering Officer
Ira P. Shapiro, Secretary

[1]	John F. Powers, who was a Director of the Funds, resigned as of February 21, 2012.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodians
State Street Bank and Trust Company2
Boston, MA 02110

The Bank of New York Mellon3
New York, NY 10286

Transfer Agent
Common Shares
Computershare Trust Company, N.A.
Providence, RI 02940

VRDP Tender and Paying Agent
The Bank of New York Mellon
New York, NY 10289

VRDP Liquidity Provider and Remarketing Agent
Citigroup Global Markets Inc.
New York, NY 10179

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

[2]	For MNE.
[3]	For MZA, MYC, MYF and MYJ.
48	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Additional Information

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Funds.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	49

Additional Information (concluded)

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

50	SEMI-ANNUAL REPORT	JANUARY 31, 2012

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

#MY5-1/12-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

(a)    Not Applicable to this semi-annual report

(b)    As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By:     /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield Arizona Fund, Inc.

Date: April 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield Arizona Fund, Inc.

Date: April 2, 2012

By:     /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock MuniYield Arizona Fund, Inc.

Date: April 2, 2012